As filed with the Securities and Exchange Commission on September 9, 2002

                                               File Nos. 811-10267 and 333-53450

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
                            ----------
Post-Effective Amendment No.    1                                            [X]
                            ----------

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No.      5                                                [X]
                       -----------

                                 ASSETMARK FUNDS
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 664-5345
              (Registrant's Telephone Numbers, Including Area Code)

                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 425
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                    Copies to:

      Michael P. O'Hare, Esq.                      Elaine Richards, Esq.
Stradley, Ronon, Stevens & Young LLP          U.S. Bancorp Fund Services, LLC
      2600 One Commerce Square                    615 East Michigan Street
       Philadelphia, PA 19103                    Milwaukee, Wisconsin 53202


 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]     immediately upon filing pursuant to paragraph (b).
[ ]     on (date) pursuant to paragraph (b).
[ ]     60 days after filing pursuant to paragraph (a)(1).
[ ]     on (date) pursuant to paragraph (a)(1).
[ ]     75 days after filing pursuant to paragraph (a)(2).
[ ]     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]     This  post-effective   amendment   designates  a  new  effective  date
        for  a  previously  filed post-effective amendment.


                                                                        [LOGO]
                                                              ASSETMARK FUNDS(R)











                                                                     Prospectus
                                                              September 6, 2002





Prospectus
September 6, 2002

                                                              ASSETMARK FUNDS(R)

                                                             Investment Advisor

                                            AssetMark Investment Services, Inc.

                                                ASSETMARK LARGE CAP GROWTH FUND

                                                 ASSETMARK LARGE CAP VALUE FUND

                                            ASSETMARK SMALL/MID CAP GROWTH FUND

                                             ASSETMARK SMALL/MID CAP VALUE FUND

                                            ASSETMARK INTERNATIONAL EQUITY FUND

                                          ASSETMARK REAL ESTATE SECURITIES FUND

                                         ASSETMARK TAX-EXEMPT FIXED INCOME FUND

                                          ASSETMARK CORE PLUS FIXED INCOME FUND







This Prospectus covers the eight different Funds within the AssetMark Funds(R). You will find specific information in this Prospectus about each of the Funds plus general information on the Funds. You may find additional information in the AssetMark Funds' Statement of Additional Information, which is incorporated by reference into this Prospectus.

The Securities and Exchange Commission has not approved or disapproved any of the above listed Funds. The Securities and Exchange Commission also has not determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                Table of Contents


OVERVIEW.......................................................................1

ASSETMARK LARGE CAP GROWTH FUND................................................2


ASSETMARK LARGE CAP VALUE FUND.................................................4

ASSETMARK SMALL/MID CAP GROWTH FUND............................................5

ASSETMARK SMALL/MID CAP VALUE FUND.............................................6

ASSETMARK INTERNATIONAL EQUITY FUND............................................7

ASSETMARK REAL ESTATE SECURITIES FUND..........................................8

ASSETMARK TAX-EXEMPT FIXED INCOME FUND.........................................9

ASSETMARK CORE PLUS FIXED INCOME FUND.........................................10

Principal Risks of Investment.................................................12

Performance of the Funds......................................................16

Fees and Expenses of the Funds................................................16

Temporary Defensive and Cash Investments......................................17

Management of the Funds.......................................................17

Valuation of Fund Shares......................................................29

Purchasing Fund Shares........................................................29

Selling (Redeeming) Fund Shares...............................................30

Exchange Privilege............................................................30

Distribution of Fund Shares...................................................30

Counsel, Independent Auditors and Service Providers...........................31

Distributions and Taxes.......................................................31

Conversion to Master/Feeder Fund Structure....................................32

Financial Highlights..........................................................33



OVERVIEW

This combined prospectus describes the eight separate mutual funds (each a "Fund" and collectively the "Funds") within AssetMark Funds(R) (the "Trust"), an open-end management investment company. Each Fund's assets are managed according to its own investment objectives, strategies and goals. Shares of the Funds are offered to investors on a no-load basis, without any front- or back-end sales charges. The Funds are designed primarily for investment by institutional investors and clients of registered investment advisors, broker/dealers and other financial institutions.


THE MULTI-ADVISOR APPROACH


Each Fund has its own distinct investment objectives, strategies and risks. The Funds' investment advisor, AssetMark Investment Services, Inc. (the "Advisor") is responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund. Each Fund invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with the Fund's investment objectives and style. The potential risks and returns of the Fund vary with the degree to which a Fund invests in a particular market segment and/or asset class.

The Advisor believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Fund, rather than simply employing a single firm. This "multi-advisor approach" is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of sub-advisors with complementary investment approaches. Except with respect to the AssetMark Core Plus Fixed Income Fund, the Advisor intends to select one or more sub-advisors to manage distinct segments of a market or asset class for each Fund based upon the Advisor's evaluation of the sub-advisor's expertise and performance in managing the appropriate asset class.

In addition, the Funds are designed to allow a sub-advisor to manage a portfolio with fewer securities than typically held in many traditional mutual funds. This strategy allows the sub-advisors to place greater emphasis on those securities in which they have the most conviction. The Funds are classified as non-diversified for purposes of federal mutual fund regulation, which means that they may invest in relatively few companies compared to other mutual funds. The Funds do, however, maintain their portfolios to meet the diversification requirements for mutual funds under the federal tax law. The investment styles and disciplines of the sub-advisors to each Fund are intended to complement one another. In constructing and overseeing the entire portfolio of a Fund, the Advisor provides investment guidelines to a sub-advisor for a specific portion of a Fund's assets, which may be more restrictive than those of the portfolio as a whole. The Advisor monitors the sub-advisors for adherence to each Fund's specific investment objectives, policies and strategies.


ASSETMARK LARGE CAP GROWTH FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Large Cap Growth Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Large Cap Growth Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of large capitalization companies. If the Large Cap Growth Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.


The Large Cap Growth Fund considers large capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 1000(R) Index at the time of purchase. As of the latest reconstitution, the market capitalization of companies included in the Russell 1000(R) Index was between $1.3 billion and $309 billion. The Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Large Cap Growth Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization
("NRSRO") or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Large Cap Growth Fund may also invest up to 15% of its assets in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges, including the Nasdaq Stock Market ("NASDAQ"), that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.


Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company's industry or the market, and in light of certain characteristics of a company, such as:

          o    a consistent history of earnings stability and growth;

          o    proprietary products, processes and/or services

          o    leadership positions in their markets;

          o    strong balance sheet;

          o    experienced management; and

          o    price/earnings ratio.


Generally, the types of growth companies in which the Fund intends to invest are those that the sub-advisors believe:


          (1) have, or will likely develop, a historical record of consistent growth and stability of earnings

          (2)  are, or are likely to become, financially sound; or

          (3) are, or are likely to become, leaders in their respective industries.


These factors are not limiting factors in the selection of securities for the Large Cap Growth Fund. Based upon the foregoing, the Large Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.


ASSETMARK LARGE CAP VALUE FUND
Investment Objective and Principal Investment Strategies


Investment Objectives

The investment objective of the AssetMark Large Cap Value Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Large Cap Value Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of large capitalization companies. If the Large Cap Value Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.


The Large Cap Value Fund considers large capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 1000(R) Index at the time of purchase. As of the latest reconstitution, the market capitalization of companies included in the Russell 1000(R) Index was between $1.3 billion and $309 billion. The Fund's investment in equity securities may include common stocks, preferred stocks, convertible securities and interests in real estate investment trusts (REITs). The convertible securities in which the Large Cap Value Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Large Cap Value Fund may also invest up to 10% of its assets in ADRs, GDRs and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.


Under the general supervision of the Advisor, each sub-advisor selects stocks according to a "value style" investment strategy. The market value of a "value stock" is likely to be lower than the price of securities of other companies in its industry or market sector. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals, such as:

          o    price/earnings ratio;

          o    dividend yield;

          o    book value;

          o    assets to liabilities ratio;

          o    management ownership; and


          o    price/cash flow.


In assessing value, the sub-advisors may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Large Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services and basic industries. Basic industries may include, but are not limited to, transportation, industrials and utilities.

ASSETMARK SMALL/MID CAP GROWTH FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Small/Mid Cap Growth Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies
Under normal market conditions, the Small/Mid Cap Growth Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of small-to-medium capitalization companies. If the Small/Mid Cap Growth Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.


The Small/Mid Cap Growth Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2000(R) Index and the Russell Midcap(R) Index at the time of purchase. As of the latest reconstitution, the market capitalization of companies included in the Russell 2000(R) Index was between $128 million and $1.3 billion, and the market capitalization of companies included in the Russell Midcap(R) Index was between $1.3 billion and $10.8 billion. The Small/Mid Cap Growth Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Small/Mid Cap Growth Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Small/Mid Cap Growth Fund may also invest up to 15% of its assets in ADRs, GDRs and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges, including NASDAQ, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.


Under the general supervision of the Advisor, each sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company's industry or the market, and in light of certain characteristics of a company, such as:

          o    price/earnings ratio;

          o    leadership positions in their markets;

          o    strong balance sheet;

          o    experienced management;

          o    a consistent history of earnings stability and growth; and

          o    proprietary products, processes and/or services.


Generally, the types of growth companies in which the Fund intends to invest are those that the sub-advisors believe:

          (1)  are, or are likely to become, financially sound;

          (2) are, or are likely to become, leaders in their respective industries; or

          (3) have, or will likely develop, a historical record of consistent growth and stability of earnings.

These factors are not limiting factors in the selection of securities for the Small/Mid Cap Growth Fund. Based upon the foregoing, the Small/Mid Cap Growth Fund may have a significant portion of its assets in one or more market sectors, such as technology and health care.

ASSETMARK SMALL/MID CAP VALUE FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Small/Mid Cap Value Fund is capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies

Under normal market conditions, the Small/Mid Cap Value Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of small - to - medium capitalization companies. If the Small/Mid Cap Value Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Small/Mid Cap Value Fund considers small-to-medium capitalization companies to be U.S. companies with a market capitalization within the range of those companies included in the Russell 2000(R) Index and the Russell Midcap(R) Index at the time of purchase. As of the latest reconstitution, the market capitalization of companies included in the Russell 2000(R) Index was between $128 million and $1.3 billion, and the market capitalization of companies included in the Russell Midcap(R) Index was between $1.3 billion and $10.8 billion. The Small/Mid Cap Value Fund's investment in equity securities may include common stocks, preferred stocks and convertible securities. The convertible securities in which the Small/Mid Cap Value Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Small/Mid Cap Value Fund may also invest up to 10% of its assets in ADRs, GDRs and securities of foreign companies. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.


Under the general supervision of the Advisor, each sub-advisor selects stocks according to a "value style" investment strategy. The market value of a "value stock" is likely to be lower than the price of securities of other companies in its industry or market sector. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals, such as: o price/earnings ratio;

          o    dividend yield;

          o    book value;

          o    assets to liabilities ratio;

          o    management ownership; and

          o    average daily trading volume.

In assessing value, the sub-advisor(s) may also consider earnings and dividend growth prospects, product positioning or market share, and risk and volatility of an industry. Based upon the foregoing, from time to time, the Small/Mid Cap Value Fund may have a significant portion of its assets in one or more market sectors, such as financial services and basic industries. Basic industries may include, but are not limited to, transportation, industrials and utilities.


ASSETMARK INTERNATIONAL EQUITY FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark International Equity Fund is to provide capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the International Equity Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. If the International Equity Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The International Equity Fund's investments in equity securities may include common stocks, preferred stocks and convertible securities of companies of any size capitalization, headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States. Generally, the International Equity Fund's assets will be invested in securities of companies located in developed countries. The International Equity Fund, however, may also invest up to 20% of its total assets in the equity securities of companies located in countries considered to have emerging markets or developing economies. The Fund considers emerging markets countries to be those defined as such by the World Bank International Financial Corporation or the Morgan Stanley Capital International (MSCI) Index. The convertible securities in which the International Equity Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated.

The International Equity Fund may also invest in depository receipts, including ADRs and GDRs. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The present intention of the International Equity Fund is to invest all, or substantially all, of its assets in ADRs and in U.S. listed equity securities of non-U.S. companies.

By investing its assets in investments that are tied economically to different countries throughout the world, the International Equity Fund attempts to take advantage of differences between economic trends and the performance of securities markets in different countries, regions and geographic areas. The International Equity Fund may, from time to time, invest a significant portion of its assets in the securities of companies in one or more countries or regions. In that case, the International Equity Fund would be subject to the economic and market developments in those countries, such as Japan, or regions, such as Europe or Asia, to a greater extent than if it remained invested in a greater number of countries or geographical regions. Additionally, the International Equity Fund intends to invest in companies in five major sectors such as telecommunications, technology, consumer goods, financial services and other basic industries. The Fund will attempt to focus its investment in companies the sub-advisors believe represent the best values relative to their growth prospects by examining a company's sustainable growth rate in relation to that of its local market. In addition, the Fund may use index futures for hedging and/or asset allocation purposes, and currency futures for hedging purposes. The International Equity Fund does not intend to routinely hedge against currency risk or use index futures for hedging and/or asset allocation purposes.

ASSETMARK REAL ESTATE SECURITIES FUND
Investment Objectives and Principal Investment Strategies

Investment Objective

The investment objective of the AssetMark Real Estate Securities Fund is capital appreciation over the long term. Current income is a secondary objective. These objectives are fundamental, which means that they cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.


Principal Investment Strategies
Under normal market conditions, the Real Estate Securities Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in securities of companies in the real estate industry. If the Real Estate Securities Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Real Estate Securities Fund will invest in U.S. real estate equity securities, which may include shares and units of beneficial interest of real estate investment trusts ("REITs"), preferred shares and convertible debt securities of real estate companies. The convertible securities in which the Real Estate Securities Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated. The Real Estate Securities Fund considers real estate securities to be those issued by companies principally engaged in the real estate business because they derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or because they invest at least 50% of their assets in such real estate.

The types of REITs in which the Real Estate Securities Fund may invest include equity, mortgage and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. Equity REITs generally exercise some degree of control over the operational aspect of their real estate investments, lease terms and property maintenance and repair. A mortgage REIT invests primarily in real estate mortgages that secure construction, development or long-term loans, and derives its income primarily from interest payments on credit it has extended. Hybrid REITs combine the characteristics of equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated that, under normal circumstances, a majority of the Real Estate Securities Fund's investments in REITs will consist of securities issued by equity REITs. The Real Estate Securities Fund will not invest more than 10% of its assets in mortgage REITs under normal circumstances.

The sub-advisors to the Real Estate Securities Fund select shares of REITs and other real estate securities by analyzing property sectors and individual companies within the selected property sectors. The sub-advisors to the Real Estate Securities Fund evaluate potential investments based on a variety of factors including:

          o    overall investment strategy;

          o    strength of company management;

          o    fundamental analysis of financial statements; and o yields.

ASSETMARK TAX-EXEMPT FIXED INCOME FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Tax-Exempt Fixed Income Fund is to provide current income exempt from federal income tax by investing at least 80% of its assets in municipal securities, the interest on which is exempt from federal income tax and not subject to the alternative minimum tax ("AMT"). This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are not fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal circumstances, the Tax-Exempt Fixed Income Fund will invest its assets in intermediate to long-term municipal securities that are investment grade (or, in other words, rated within one of the four highest rating categories by a NRSRO or determined to be of comparable quality by the Fund's Advisor or sub-advisor if the security is unrated). Any tax-exempt interest income earned by the Tax-Exempt Fixed Income Fund will remain free from regular federal income tax when it is distributed, but may be subject to state and local taxation.

Municipal securities are debt obligations issued by or on behalf of the cities, districts, states, territories and other possessions of the United States that pay income exempt from regular federal income tax. Municipal securities are generally issued to finance public works, such as airports, highways, bridges, hospitals, schools, housing, streets, mass transportation projects and water and sewer works. Municipal securities are also issued to repay outstanding obligations, raise funds for general operating expenses, and make loans for other public institutions and facilities. Examples of municipal securities include:

          o Tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues

          o    Municipal commercial paper and other short-term notes


          o    Construction   loan  notes   insured  by  the   Federal   Housing
               Administration and financed by the Federal or Government National Mortgage Associations

          o Participation interests in any of the above including municipal securities from financial institutions such as commercial and investment banks, savings associations and insurance companies to the extent that they pay tax-exempt interest

          o Bond anticipation notes that are intended to be refinanced through a later issuance of longer term bonds

          o    Variable rate securities

          o    Municipal bonds and leases

The Tax-Exempt Fixed Income Fund may invest in intermediate to long-term municipal securities. Intermediate-term municipal securities are those securities that generally mature between three and ten years. Long-term municipal securities generally mature some time after ten years. Some of the securities in the Tax-Exempt Fixed Income Fund's portfolio may carry credit enhancements, such as insurance, guarantees or letters of credit. While these enhancements may provide additional protection for the timely payment of interest or principal of a municipal security, they do not protect against decreases in market value of the security, or in the share price of the Fund. Although the Tax-Exempt Fixed Income Fund is permitted to make taxable investments under the circumstances described under the heading "Temporary Defensive and Cash Investments," the Fund currently does not intend to generate income subject to regular federal income tax.

ASSETMARK CORE PLUS FIXED INCOME FUND
Investment Objective and Principal Investment Strategies

Investment Objective
The investment objective of the AssetMark Core Plus Fixed Income Fund is to provide current income consistent with low volatility of principal. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Core Plus Fixed Income Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in shares of other investment companies (the "Underlying Funds") that invest in fixed income securities. If the Core Plus Fixed Income Fund changes this investment policy, it will notify shareholders at least 60 days in advance of the change.

The Core Plus Fixed Income Fund will primarily invest in Underlying Funds that invest in fixed income securities that are rated investment grade or better
(i.e., rated in one of the four highest rating categories by a NRSRO or determined to be of comparable quality by an Underlying Funds' investment advisor). In addition, the Core Plus Fixed Income Fund intends to invest a portion of its assets in Underlying Funds that invest in high-yield debt securities (sometimes called "junk bonds") and bonds issued by companies headquartered outside of the United States, or that derive more than 50% of their gross revenues outside of the United States, or have more than 50% of their assets outside of the United States. The Fund will invest substantially all of its assets in Underlying Funds that invest in fixed income securities, but may invest a small portion of its assets directly in fixed income securities. The Core Plus Fixed Income Fund intends to invest in Underlying Funds that hold the following types of fixed income securities:

          o    U.S. and non-U.S. corporate bonds and debentures


          o    Mortgage-backed securities

          o Receipts involving U.S. Treasury obligations and other "stripped securities"

          o Municipal securities of issuers located in all fifty states, the District of Columbia or other U.S. territories and possessions, consisting of municipal bonds, municipal notes, tax-exempt commercial paper and municipal lease obligations

          o Obligations issued by supranational entities and foreign loan participants

          o Obligations issued by the U.S. Government and foreign governments and their agencies or instrumentalities

          o    Asset-backed securities

          o    Zero coupon, pay-in-kind or deferred payment securities

          o    Securities issued on a when-issued and a delayed-delivery basis

          o    High yield debt securities (junk bonds)

The Advisor will attempt to monitor the Underlying Funds in which it invests with the intention of limiting the Core Plus Fixed Income Fund's exposure to fixed income securities of foreign corporations and foreign governments to 20% of the Core Plus Fixed Income Fund's total assets. Similarly, the Advisor will attempt to monitor the portfolio securities of the Underlying Funds in which the Core Plus Fixed Income Fund invests with the intention of limiting the Core Plus Fixed Income Fund's exposure to high-yield debt securities (junk bonds) to 20% of the Core Plus Fixed Income Fund's total assets. Because of delays in information available to the Fund and its Advisor, it may not be possible to assure that this desired level is maintained at all times. The fixed income securities held by the Underlying Funds in which the Core Plus Fixed Income Fund invests may have maturities of any length. The Fund (or the Underlying Funds) may also invest in futures, options and similar derivatives for hedging purposes.


The Core Plus Fixed Income Fund is currently a "fund of funds." The term "fund of funds" is typically used to describe an investment company, such as the Core Plus Fixed Income Fund, that pursues its investment objective by investing in other investment companies. In the future, as a means to achieve its investment objective, the Core Plus Fixed Income Fund may pursue an investment strategy of investing directly in securities instead of indirect investments through Underlying Funds.


Your cost of investing in a fund of funds will generally be higher than the cost of investing directly in shares of the Underlying Funds in which the Core Plus Fixed Income Fund invests. By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Core Plus Fixed Income Fund invests in addition to the direct fees and expenses of the Core Plus Fixed Income Fund. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and, therefore, may increase the amount of taxes payable by you.

PRINCIPAL RISKS OF INVESTMENT
Mutual funds pool shareholders' money and, using professional investment managers, invest it in securities. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. Because the value of your investment in a Fund will fluctuate, there is also a risk that you may lose money. The alphabetized table below provides the principal risks of investing in the Funds. The list that follows addresses common risks not previously described in the Funds' summaries. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.


o  Applicable                   Large    Large    Small/MidSmall/Mid International Real     Tax-Exempt  Core
-- Not Applicable               Cap      Cap      Cap      Cap       Equity        Estate    Fixed      Plus
                                Growth   Value    Growth   Value     Fund          Securitie Income     Fixed
                                Fund     Fund     Fund     Fund                    Fund      Fund       Income
                                                                                                        Fund
----------------------------- -------- -------- --------- -------- -------        -------    -------   --------

Credit Risks                    --       --       --        --       --             --        o            o
Derivatives Risks               --       --       --        --       o              --        --           o
Emerging Markets Risks          --       --       --        --       o              --        --           --
Foreign Securities Risks         o        o        o        o        o              --        --           o
Fund of Funds Risks             --       --       --        --       --             --        --           o
High-Yield Debt Securities      --       --       --        --       --             --        --           o
Risks
Interest Rate Risks             --       --       --        --       --             --        o            o
Liquidity Risks                 --       --        o        o        o              o        --           --
Manager Risks                    o        o        o        o        o              o         o            o
Maturity Risks                  --       --       --        --       --             --        o            o
Mortgage- and Asset-Backed      --       --       --        --       --             --       --            o
Securities Risks
Municipal Securities Risks      --       --       --        --       --             --        o           --
Non-Diversification Risks        o        o        o        o        o              o         o            o
Real Estate Industry            --       --       --        --       --             o        --           --
Concentration Risk
Real Estate Investment          --        o       --        --       --             o        --           --
Trust Risks
Sector Focus Risks               o        o        o        o        o             --        --           --
Small and Medium                --       --        o        o        o              o        --           --
Capitalization Risks
Stock Market Risks               o        o        o        o        o              o        --           --
Tax Risks                       --       --       --        --       --            --        o            --



o Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security or, in the case of a municipal security, the underlying municipality, may experience financial problems causing it to be unable to meet its payment obligations. This would reduce the income available for distribution to shareholders as well as the value of a Fund's shares.

o Derivatives Risks: The Core Plus Fixed Income Fund (or the Underlying Funds) may utilize derivatives, such as futures and options, for hedging purposes. Futures and options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The Core Plus Fixed Income Fund's (or an Underlying Fund's) investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Core Plus Fixed Income Fund (or an Underlying Fund) enters into these transactions, its success will depend on the manager's ability to predict market movements. The International Equity Fund may use stock index and currency futures contracts. Stock index futures contracts are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Fund's investment securities may differ substantially from the changes when it established the hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in such a contract. Currency futures contracts may be used to hedge currency risks. Hedging currency risks involves the risk of mismatching the Fund's obligations under a futures contract with the value of securities denominated in a particular currency.

o Emerging Markets Risks: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.


o Foreign Securities Risks: The risks of investing in foreign securities can increase the potential for losses in a Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards and less stringent regulation of securities markets.

o Fund of Funds Risks: Applicable federal law prohibits the Core Plus Fixed Income Fund from acquiring shares of another investment company if, immediately after such acquisition, the Core Plus Fixed Income Fund and/or its affiliated persons would hold more than 3% of such investment company's total outstanding stock. This prohibition may prevent the Core Plus Fixed Income Fund from allocating its investment in the manner the Advisor considers optimal.


o    High-Yield  Debt  Securities  Risks:  High-yield  debt  securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may effect their ability to meet their interest or principal payment obligations.


o Interest Rate Risks: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Tax-Exempt Fixed Income Fund's or Core Plus Fixed Income Fund's investments decreases, investors in those Funds may lose money.


o Liquidity Risks: The securities of many of the companies with small and medium size capitalizations may have less "float" (the number of shares that normally trade) and attract less market interest and, therefore, are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell the security. If that happens, a Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.

o Manager Risks: Manager risk is the risk that the Advisor or one of a Fund's sub-advisors will do a poor job of selecting securities and thus fail to meet the Fund's investment objectives. As with any mutual fund, there can be no guarantee that a particular Fund will achieve its objectives.

o Maturity Risks: The Tax-Exempt Fixed Income Fund invests in municipal securities with intermediate to long-term maturities. The Core Plus Fixed Income Fund invests in Underlying Funds, which may invest in fixed income securities with a range of maturities. Generally, the longer a security's maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.


o Mortgage-Backed and Asset-Backed Securities Risks: Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund holding such security may have to replace the security by investing the proceeds in a less attractive security. This may reduce such Fund's share price and its income distributions.

o Municipal Securities Risks: The ability of the Tax-Exempt Fixed Income Fund to achieve its investment objective depends on the ability of the issuers of the municipal securities, or any entity providing a credit enhancement, to continue to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities that issue the municipal securities in which the Fund invests could negatively impact the Fund.

o Non-Diversification Risks: Each Fund is a non-diversified investment company, which means that more of a Fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of a Fund's shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, each Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.


o Real Estate Industry Concentration Risk: The Real Estate Securities Fund concentrates its investments in the real estate industry. Concentration in the real estate industry will subject the Fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur that significantly affect the entire real estate industry and, thus, may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Real Estate Securities Fund will generally be subject to risks associated with direct ownership of real estate. These risks include decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the Real Estate Securities Fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in a single industry.

o Real Estate Investment Trust Risks: Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on how well the REIT manages the properties it owns. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any sale of properties. Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers of properties and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended. The Real Estate Securities Fund attempts to minimize these risks by selecting REITs diversified by sector (i.e., shopping malls, apartment building complexes, health care facilities) and geographic location.

o Sector Focus Risks: To the extent that a Fund focuses its investments in one or more sectors, it may be subject to the risks affecting that sector more than would a fund that invests in a wide variety of market sectors. The following describes the risks associated with the various sectors in which some of the Funds may focus:

o Large Cap Growth Fund and Small/Mid Cap Growth Fund: The Large Cap Growth Fund and the Small/Mid Cap Growth Fund may focus their investments in the technology or health care sectors. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are subject to risks related to legislative and regulatory action, which may affect profitability of companies in that sector.

o Large Cap Value Fund and Small/Mid Cap Value Fund: The Large Cap Value Fund and Small/Mid Cap Value Fund may focus their investments in the financial services or basic industries sector. The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

o International Equity Fund: The International Equity Fund may focus its investments in one or more sectors, such as telecommunications, technology, consumer goods, financial services or basic industries. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty obtaining financing for necessary research and development or expansion. Companies in the telecommunications sector are subject to many of the same risks as companies in the technology sector, and are also subject to the risk that changes in federal or state regulation relating to rates of return and services in the telecommunications sector could adversely affect the profitability of these companies. The financial services sector may be adversely affected by changes in economic conditions and interest rates, as well as legislative initiatives, all of which may impact the profitability of companies in that sector. Companies in the basic industries and consumer goods sectors are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

o Small and Medium Capitalization Risks: A Fund that invests in the equity securities of companies with small and medium size market capitalization is subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund's assets.

o Stock Market Risks: Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund's share price is likely to decline in value. A Fund's focus on certain types of stocks (such as small or large cap) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

o Tax Risks: The Tax-Exempt Fixed Income Fund may be more adversely impacted by changes in tax rates and policies than other mutual funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the demand for, and supply, liquidity and marketability of, municipal obligations, which could in turn affect the Tax-Exempt Fixed Income Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels.

PERFORMANCE OF THE FUNDS

Because each Fund has less than one calendar year of operations, no performance bar charts or tables are provided in this section at this time. The Financial Highlights section includes some performance information through June 30, 2002. Also, the Funds' annual report to shareholders dated June 30, 2002, which is available without charge, upon request, contains performance information and management's discussion of the Funds' performance during the period.



FEES AND EXPENSES OF THE FUNDS
As an investor, you pay certain fees and expenses if you buy and hold shares of a Fund. These fees and expenses are described in the tables below and are further explained in the example that follows:

SHAREHOLDER FEES (fees paid directly from your investment)
                 -----------------------------------------
NONE

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
                               ------------------------------------



                                      Large    Large   Small/Mid Small/Mid International Real       Tax-Exempt  Plus
                                      Cap      Cap     Cap       Cap       Equity        Estate     Fixed       Fixed
                                      Growth   Value   Growth    Value     Fund          Securities Income      Income
                                      Fund     Fund    Fund      Fund                    Fund       Fund        Fund
Management Fees                       0.95%    0.95%   0.95%     1.00%     0.95%         0.95%      0.80%       0.75%
Distribution (Rule 12b-1) Fees        0.25%    0.25%   0.25%     0.25%     0.25%         0.25%      0.25%       0.25%
Other Expenses                        0.62%    0.65%   1.23%     0.69%     0.63%         1.19%      1.29%       0.65%
                                      -----    -----   -----     -----     -----         -----      -----       -----
Total Annual Fund Operating Expenses  1.82%    1.85%   2.43%     2.53%     1.83%         2.39%      2.34%       1.65%
     Less Expense Reimbursement      -0.33%   -0.36%  -0.84%    -0.94%    -0.24%        -0.90%     -1.05%      -0.36%
                                     ------   ------  ------    ------     -----        ------     ------       ------
Net Annual Fund Operating Expenses1   1.49%    1.49%   1.59%     1.59%     1.59%         1.49%      1.29%       1.29%
                                      =====    =====   =====     =====     =====         =====     ======       =====


--------------------------------------------------------------------------------

1 The Advisor has entered into an Expense Waiver and Reimbursement Agreement dated May 11, 2001, with the Trust on behalf of each Fund. Under the Expense Waiver and Reimbursement Agreement, the Advisor has agreed to waive its fees and/or bear expenses for each Fund to the extent that its Total Annual Fund Operating Expenses exceed the Net Annual Fund Operating Expenses shown above. The Advisor may recapture any fees it has waived or any expenses it has borne within a three-year period. The Expense Waiver and Reimbursement Agreement shall continue in effect until October 31, 2003.

EXPENSE EXAMPLE


The following Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year. The 1 year dollar amounts and the dollar amounts for the first year of the 3, 5 and 10 year columns for each Fund reflect the "Net Annual Fund Operating Expenses" of each Fund that result from the contractual expense waiver and reimbursement. The second and later years within the 3, 5 and 10 year columns for each Fund reflect the "Total Annual Fund Operating Expenses" of each Fund without any waivers or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs for each Fund would be:


Fund                                1 Year          3 Years         5 Years         10 Years
----                                ------          -------         -------         --------

------------------------------- --------------- ---------------- --------------- ---------------

Large Cap Growth Fund                $152            $471             $813           $1,779
Large Cap Value Fund                 $152            $471             $813           $1,779
Small/Mid Cap Growth Fund            $162            $502             $866           $1,889
Small/Mid Cap Value Fund             $162            $502             $866           $1,889
International Equity Fund            $162            $502             $866           $1,889
Real Estate Securities Fund          $152            $471             $813           $1,779
Tax-Exempt Fixed Income Fund         $131            $409             $708           $1,556
Core Plus Fixed Income Fund          $131            $409             $708           $1,556



TEMPORARY DEFENSIVE POSITIONS AND CASH INVESTMENTS

Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as money market mutual funds or short-term, high-quality investment grade securities. The Funds may invest in cash or cash equivalents while looking for suitable investment opportunities or while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in one of the four highest ratings categories by Standard & Poor's, Moody's Investor Service, Inc., Fitch Inc. or another NRSRO. Under normal market conditions, each Fund may hold cash or cash equivalents, such as:

o    Money market mutual funds


o    Commercial paper

o    Certificates of deposit, demand and time deposits and banker's acceptances

o    U.S. Government securities (e.g., U.S. Treasury obligations)

o    Repurchase agreements

In addition, each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy.


MANAGEMENT OF THE FUNDS

Investment Advisor

AssetMark  Investment  Services,   Inc.  (the  "Advisor"),   2300  Contra  Costa
Boulevard, Suite 425, Pleasant Hill, California, 94523-3967, serves as the investment advisor to each of the Funds. The Advisor is registered as an investment advisor with the U.S. Securities and Exchange Commission ("SEC"). The Advisor provides investment consulting and administrative services to financial intermediaries and currently administers in excess of $1.9 billion in assets, including mutual funds and privately managed accounts.

The Advisor supervises and directs each Fund's investments and allocates a certain percentage of each Fund's (except the Core Plus Fixed Income Fund's) assets to one or more sub-advisors. The Advisor has ultimate responsibility (subject to oversight by the Trust's Board of Trustees) to oversee the sub-advisors and recommends their hiring, termination and replacement. The Advisor directly selects the Underlying Funds in which the Core Plus Fixed Income Fund will invest.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund's securities portfolio, and subject to review and approval by the Board: (i) sets the Fund's overall investment strategies; (ii) evaluates, selects and recommends sub-advisors to manage all or part of a Fund's assets; (iii) when appropriate, allocates and reallocates a Fund's assets among sub-advisors; (iv) monitors and evaluates the performance of sub-advisors, including their compliance with the investment objectives, policies, and restrictions of the Funds; and (v) implements procedures to ensure that the sub-advisors comply with the Fund's investment objectives, policies and restrictions.


The Advisor is entitled to an annual fee from each Fund for its services according to the following table:
                                                   Advisory Fee
                                               (as a percentage of
                      Fund:                 average daily net assets):
       ------------------------------------ ---------------------------

       Large Cap Growth Fund                          0.95%
       Large Cap Value Fund                           0.95%
       Small/Mid Cap Growth Fund                      0.95%
       Small/Mid Cap Value Fund                       1.00%
       International Equity Fund                      0.95%
       Real Estate Securities Fund                    0.95%
       Tax-Exempt Fixed Income Fund                   0.80%
       Core Plus Fixed Income Fund                    0.75%

The Advisor has entered into a sub-advisory agreement with each sub-advisor and compensates each sub-advisor out of the investment advisory fees it receives from the applicable Fund. The Advisor has also entered into a Consulting Agreement with CRA RogersCasey, Inc. ("CRA"), an institutional investment consulting firm in Darien, Connecticut, to provide research, including statistical information and economic data, to assist the Advisor in (i) selecting sub-advisors for the Funds and allocating a Fund's assets among sub-advisors; (ii) selecting the Underlying Funds in which the Core Plus Fixed Income Fund will invest; and (iii) making recommendations to the Board of Trustees of the Trust about hiring and changing sub-advisors. The Advisor is responsible for paying CRA's consulting fees. Finally, the Advisor has entered into an Expense Waiver and Reimbursement Agreement in which it has agreed to keep each of the Fund's expenses to a certain minimum for the period ending on October 31, 2003 (as described in the respective Fee Tables of each Fund). Under the Expense Waiver and Reimbursement Agreement, the Advisor may recapture waived fees and expenses borne for a three-year period under specified conditions.

Each sub-advisor makes investment decisions for the assets it has been allocated to manage. The Advisor, with the research assistance of CRA, oversees the sub-advisors for compliance with each of the Fund's investment policies and guidelines, and monitors each sub-advisor's adherence to its investment style. The Board of Trustees supervises the Advisor and the sub-advisors, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisors recommended by the Advisor. On May 6, 2002, the SEC issued an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new sub-advisors for new or existing Funds, change the terms of particular agreements with sub-advisors or continue the employment of existing sub-advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 90 days of retaining a new sub-advisor, shareholders of any affected Fund will receive notification of the change. The order relieves the Funds from the requirement to disclose certain fees paid to sub-advisors (except to any sub-advisors affiliated with the Advisor) in documents filed with the SEC and provided to shareholders.


Sub-Advisors and Portfolio Managers
The following sub-advisors and portfolio managers are responsible for the day-to-day portfolio management of the respective Funds:

Large Cap Growth Fund:

TCW Investment Management Company ("TCW"), 865 South Figueroa Street, Suite 1800, Los Angeles, California, 90017, is one of two sub-advisors for the Large Cap Growth Fund. TCW is a member of The TCW Group, Inc. ("TCW Group"), which is an affiliate of Societe Generale S.A. TCW Group is a group of affiliated global financial companies providing a broad range of international and U.S. equity and fixed income investment products and services for investors around the world. With a team of over 295 investment and administrative professionals located in Los Angeles, New York, Houston, San Francisco and Hong Kong, the firm has a broad depth of knowledge, investment experience and research capability. The firm has approximately $87.6 billion under management or committed to management as of December 31, 2001.

TCW utilizes a "bottom-up" approach to identify securities for investment by the Fund. First, TCW uses quantitative and qualitative criteria to screen companies, then subjects companies that make it through this screening process to fundamental analysis, which generally looks for companies with a demonstrated record of earnings growth or the potential to grow earnings. In this regard, TCW also seeks companies that are believed to have strong and enduring business models and inherent advantages over their competitors. TCW manages its allocated portion of the Large Cap Growth Fund's assets on a team basis. The team consists of the following individuals:



o    Glen E. Bickerstaff
     Group Managing Director, U.S. Equities
     Prior to joining TCW in 1998, Mr. Bickerstaff was a Vice President and Senior Portfolio Manager at Transamerica Investment Services, a Los Angeles-based investment management subsidiary of Transamerica Corporation from 1987 to 1998. While at Transamerica, Mr. Bickerstaff managed a pooled equity portfolio, corporate pension assets, institutional accounts and a mutual fund. Previously, he was a Vice President and Portfolio Manager with Lederer & Associates and Pacific Century Advisors, a subsidiary of Security Pacific Bank. Mr. Bickerstaff received a BS degree in Business Administration from the University of Southern California.

o    Brian M. Beitner, CFA
     Managing Director, Director of U.S. Equities Research
     Prior to joining TCW in 1998, Mr. Beitner was a Senior Vice President with Scudder Kemper Investments from 1990 to 1998. Mr. Beitner holds a BS degree in Public Administration and an MBA degree from the University of Southern California. He is a Chartered Financial Analyst and past President of the Security Analysts of San Francisco.

o    Leigh R. Crawford
     Managing Director, U.S. Equities
     Mr. Crawford joined the TCW Equities Research Department in 1994 where he made substantial contributions analyzing various industries including financials, technology and autos. In 1999, he joined the Concentrated Core team as a dedicated Product Research Analyst. Before TCW, he spent several years at the University of California at Berkeley, where he studied
     Mathematics, Literature and Language. Mr. Crawford holds a BA degree in Mathematics and Literature from Claremont McKenna College.

Atlanta Capital Management Company, LLC ("Atlanta"), 1349 West Peachtree Street, Atlanta, Georgia, is one of two sub-advisors for the Large Cap Growth Fund. Atlanta Capital Management is a leading Atlanta-based investment firm specializing in managing domestic large cap growth portfolios, with approximately $6.5 billion in assets under management as of June 30, 2002. Atlanta believes attractive investment returns are produced by investing in a diversified portfolio of high quality companies capable of sustaining superior rates of earnings growth. Atlanta manages its allocated portion of the Large Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

o    Daniel W. Boone, III, CFA
     Managing Partner and Member of the Executive Committee
     Mr. Boone's primary responsibilities are in equity portfolio management, oversight of client service activities and as co-head of the equity management team. Mr. Boone joined Atlanta in 1976. Prior to joining Atlanta he was with the international firm of Lazard Freres in New York. His responsibilities included portfolio management of institutional funds and securities research. Prior to that he was an analyst with the Wellington Management Company in Philadelphia for the Windsor and Gemini mutual funds. Mr. Boone is a former U.S. Army officer. He is a graduate of Davidson College and holds an MBA degree from the Wharton School of the University of Pennsylvania where he graduated with distinction. Mr. Boone is a member of the Board of Governors of the Investment Counsel Association of America
     (ICAA), a past president of the Atlanta Society of Financial Analysts and a Chartered Investment Counselor.

o    William R. Hackney, III, CFA
     Managing Partner and Member of the Executive Committee.
     Mr. Hackney's responsibilities include equity portfolio management, co-head of the equity management team, and oversight of operations and support. Mr. Hackney joined Atlanta in 1995. Prior to joining Atlanta, he was Senior Vice President and Chief Investment Officer of First Union Corporation's Capital Management Group in Charlotte, North Carolina. In this capacity, he supervised the investment management of over $20 billion in institutional and individual assets. Mr. Hackney is a graduate of The University of North Carolina at Chapel Hill and holds an MBA degree from The Citadel in Charleston, South Carolina. He served as a U.S. Marine Corps officer during the Vietnam era and retired with the rank of Colonel in the U.S. Marine Corps Reserve.

o    Marilyn Robinson Irvin, CFA
     Senior Vice President and Principal
     Ms. Irvin serves as a portfolio manager for the firm's equity products and as an analyst with responsibilities in communication services. Mrs. Irvin joined Atlanta in 1989. Prior to joining the firm, she was a Treasury Analyst and Fixed Income Trader for Consolidated Health Care in Richmond, Virginia. Mrs. Irvin holds a Bachelor of Business Administration degree and a Master of Science degree in finance from Georgia State University. She is actively involved with the Association of Investment Management and Research. She is also a Certified Cash Manager.

Large Cap Value Fund:
Brandes Investment Partners, L.P. ("Brandes"), 11988 El Camino Real, Suite 500, San Diego, California, 92191, is a registered investment advisor founded in March 1974. As of June 30, 2002, Brandes' assets under management totaled $60 billion. Brandes manages its allocated portion of the Large Cap Value Fund's assets on a team basis.

Brandes is a bottom-up, value-oriented, equity manager. Brandes' philosophy is to choose stocks that are selling at a discount to its estimates of their intrinsic business value, thereby creating a margin of safety and an opportunity for superior performance with below average risk. Brandes' Large Cap Investment Committee is responsible for making the day-to-day investment decisions for its allocated portion of the Large Cap Value Fund's assets.

Davis Selected Advisors ("Davis"), 2949 E. Elvira Road, Suite 101, Tucson, Arizona, 85706, Davis is an independent money management firm that specializes in Large Cap Value equities, catering to institutional and individual clients worldwide. With over $35 billion under management as of June 30, 2002, Davis applies its signature investment discipline of buying high-quality, growing businesses at value prices and holding them for the long-term. The firm looks for companies with sustainable growth rates selling at modest price multiples that have the potential to expand. This value-oriented approach to investing has been honed over 50 years and three generations of portfolio management.

o    Christopher C. Davis
     Portfolio Manager
     Mr. Davis has over fifteen years experience in investment management and securities research. Mr. Davis joined Davis in 1989 after working as a securities analyst, and now directs the portfolio management of Davis' large cap equity and financial stock portfolios along with Kenneth C. Feinberg. He received his MA degree from the University of St. Andrews in Scotland.

o    Kenneth C. Feinberg
     Portfolio Manager
     Mr. Feinberg is Portfolio Manager for all large cap value equity and financial stock portfolios at Davis. He joined Davis in 1994. Previously, he was a Vice President at the Continental Corporation and a capital and business analyst for the General Foods Corporation. Mr. Feinberg received his MBA degree from Columbia University and his BA degree from Johns Hopkins University.

Small/Mid Cap Growth Fund:
William Blair & Co., LLC ("William Blair"), 222 West Adam Street, 13th Floor, Chicago, Illinois, 60606, is one of two sub-advisors for the Small/Mid Cap Growth Fund. The firm provides a wide variety of investment banking, brokerage and related services, and provides investment management services to client discretionary accounts with assets totaling approximately $11.7 billion as of June 30, 2002.

William Blair's equity philosophy for the Small/Mid Cap Growth Fund centers on high-quality, consistent growth companies and the firm seeks to find these companies by conducting extensive fundamental, bottom-up, on-site research. William Blair selects companies for investment that exhibit criteria such as consistent, above average earnings growth, strong financial statements, low debt, conservative accounting practices, quality management teams and substantial internal ownership positions. William Blair manages its allocated portion of the Small/Mid Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

o    Mark A. Fuller, III,
     Principal
     Mr. Fuller has been with William Blair since 1983. He began his career in Institutional Sales, developing long-standing relationships with each of the firm's research analysts. Today, he is a portfolio manager for numerous accounts, co-managing the firm's Small Cap Growth Fund, which he has done since its inception in 1999, co-managing the firm's Growth Fund and is a member of the department's Small Cap Growth team. Prior to joining William Blair, he was with IBM Corporation in the computer sales industry. Mr. Fuller holds a BA degree from Northwestern University and an MBA degree from Northwestern University Kellogg Graduate School of Management.

o    Gregory J. Pusinelli
     Principal
     Mr. Pusinelli is a portfolio manager in the Investment Management Department. In 1996, Mr. Pusinelli became the leader of the Taxable Group and is now a member of the department's Taxable Team. Previously, Mr. Pusinelli was with Stein Roe & Farnham Inc. for nine years where he was a Senior Vice President and Principal responsible for managing client portfolios and a team of portfolio managers. He also co-managed the Investment Council Division's Core portfolio. Mr. Pusinelli is a past Chairman of the Board of Trustees of Providence - St. Mel School. He holds a BS degree from Indiana University and an MBA degree from Northwestern University Kellogg Graduate School of Management.

o    Michelle R. Seitz, CFA
     Principal
     Ms. Seitz joined William Blair in 1996 and is a portfolio manager and member of the Investment Management Department's Taxable Team. Previously, she was a vice president and senior portfolio manager with Concord Investment Company for four years where she was invited to be a principal in the firm. She managed a team of investment professionals at Concord and was a member of the investment strategy team. Prior to that, she was a portfolio manager with NationsBank for five years and served on the department's asset allocation committee. Ms. Seitz is an active member of the Investment Analysts Society of Chicago and serves on the Board of Advisors for Indiana University's Investment Management Academy in the
     Graduate School of Business. Ms. Seitz holds a BS degree from Indiana University.

TCW Investment Management Company ("TCW"), 865 South Figueroa Street, Suite 1800, Los Angeles, California, 90017, is the second sub-advisor for the Small/Mid Cap Growth Fund. See the description above for more information about TCW.

TCW manages its allocated portion of the Small/Mid Cap Growth Fund's assets on a team basis. The team consists of the following individuals:

o    Douglas S. Foreman, CFA
     Group Managing Director, Chief Investment Officer-U.S. Equities, Chairman-Equity Policy Committee
     Prior to joining TCW in 1994, Mr. Foreman spent eight years at Putnam Investments in Boston. At Putnam, he spent his last five years managing institutional accounts and mutual funds for clients. Previously, Mr. Foreman was an MIT faculty member, teaching celestial navigation and ship handling, and a Main Propulsion Assistant aboard the USS Merrill (D.D.-976). Mr. Foreman graduated with Distinction from the U.S. Naval Academy receiving a BS degree in Marine Engineering and an MBA degree from Harvard University. He is a Chartered Financial Analyst.

o    Christopher J. Ainley
     Group Managing Director, U.S. Equities
     Prior to joining TCW in 1994, Mr. Ainley spent two years at Putnam Investments as a Vice President and Analyst in the Equity Research Group and then as a Portfolio Manager for the Core Equity Group. Previously, he was Vice President, Equity Research Analyst for J.P. Morgan Investment Management; Tax Supervisor for Coopers & Lybrand; and also served as Director of Programming for the New England Council, Inc. Mr. Ainley received a BA degree from Tufts University and an MBA degree from Harvard University.

o    Philip Propper De Callejon, Jr., CFA
     Senior Vice President, U.S. Equities
     Mr. Propper De Callejon joined TCW as an Equity Analyst in 1995. Prior to this, he worked as an Analyst and Trader for National Mutual Funds Management, an Australian asset manager. Earlier, he was a Management Consultant specializing in defense and national security issues for the Rand Corporation. Mr. Propper De Callejon is a former Air Force Officer and Fighter Aviator. He received a BA degree from Trinity College in Hartford, Connecticut and an MBA degree from the University of Southern California. He is a Chartered Financial Analyst.

o    Husam H. Nazer
     Vice President, U.S. Equities
     Mr. Nazer joined TCW Equities Research Department in 1995 where he made substantial contributions analyzing the health care and retail industries. In 2000, he joined the Small and Mid-Cap team as a dedicated Product Research Analyst. Mr. Nazer graduated with a BS degree in Biomedical Engineering from Boston University and earned an MBA degree at the University of Southern California.

o    R. Brendt Stallings, CFA
     Senior Vice President, U.S. Equities
     Prior to joining TCW in 1996, Mr. Stallings was an Equity Analyst with Chancellor LGT Asset Management (GT Global) in San Francisco. Before that, he was an Analyst in Andersen Consulting's Strategic Services Division. Mr. Stallings holds a BA degree in Decision Analysis and Political Science from Stanford University and an MBA degree from the Amos Tuck School at Dartmouth College. He is a Chartered Financial Analyst.

Small/Mid Cap Value Fund:

Cramer Rosenthal McGlynn, LLC ("CRM"), 520 Madison Avenue, 32nd Floor, New York, New York, 10022, a registered investment advisor since 1976, is one of two sub-advisors for the Small/Mid Cap Value Fund. CRM offers separate account management for small/mid cap value equity, small cap value equity, mid cap value equity, and balanced portfolio management for both tax-exempt and taxable clients. The firm currently manages a variety of institutional portfolios for corporate pension funds, endowments and foundations, as well as accounts for individuals and family trusts and estates. CRM manages its allocated portion of the Small/Mid Cap Value Fund's assets on a team basis. The team consists of the following individuals:

o    Ronald H. McGlynn
     Chief Executive Officer and President
     Mr. McGlynn is a co-founder of CRM. He brings 30 years of investment experience to the firm and serves as Co- Chief Investment Officer and portfolio manager. Prior to co-founding CRM in 1973, he was a portfolio manager and investment research analyst for Standard & Poor's InterCapital, Chase Manhattan Bank and Oppenheimer. Mr. McGlynn earned a BA degree from Williams College and an MBA degree from Columbia University Business School. He serves on the Board of Directors at Winthrop University
     Hospital. He also serves on both the Strategic Planning and Operating Committees for CRM.

o    Jay B. Abramson
     Executive Vice President, Director of Research and Co-Chief Investment Officer
     Mr. Abramson joined CRM in 1985 and has the overall responsibility for investment research. He received a BSE degree from the University of Pennsylvania Wharton School and a JD degree from the University of Pennsylvania Law School. Mr. Abramson is a Trustee of Montefiore Medical Center and serves on CRM's Strategic Planning Committee.

o    Kevin M. Chin
     Principal
     Mr. Chin joined CRM in 1989 and is responsible for investment research. Formerly, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a risk arbitrageur with The First Boston Corporation. He received a BS degree from Columbia University School of Engineering & Applied Science.

o    Adam L. Starr
     Principal
     Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners and First Manhattan Company. Mr. Starr received a BA degree from Clark University and an MBA degree from Columbia University.

o    James P. Stoeffel
     Vice President
     Mr. Stoeffel joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management. His other work experiences are Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney, a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Company, and an auditor. Mr. Stoeffel earned a BA degree from Washington & Lee University and an MBA degree from New York University's Stern School of Business.

Ariel Capital Management, Inc. ("Ariel"), 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, is the second sub-advisor for the Small/Mid Cap Value Fund. Ariel is a Chicago-based investment management firm specializing in undervalued small and medium-sized companies, with $7.5 billion in assets under management for individual and institutional clients as of August 12, 2002-. The following individuals manage Ariel's allocated portion of the Small/Mid Cap Value Fund's assets:

o    Eric T. McKissack, CFA.
     Vice Chairman and Co-Chief Investment Officer

     Mr. McKissack joined Ariel as a research analyst in 1986, and has served as the firm's Vice Chairman and Co-Chief Investment Officer since 1994.

o    Timothy Fidler, CFA
     Vice President
     Mr. Fidler serves as Assistant Portfolio Manager to Mr. McKissack and has been Vice President at Ariel since 1999. Prior to joining Ariel, Mr. Fidler spent three years at Lunn Partners, LLC/Lehman Brothers Private Bank and four years at Morgan Stanley & Co. Asset Management.

International Equity Fund:

Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York, 10112, a division of Lazard Freres & Co, LLC. ("Lazard Freres), is one of two sub-advisors for the International Equity Fund. Lazard Freres provides a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts, with assets totaling approximately $63.9 billion as of June 30, 2002.

Lazard seeks to create value through bottom-up stock selection, evaluating companies one by one and analyzing security valuations based on strong fundamentals and the potential for enhanced returns. Lazard makes a practice of understanding the cumulative risk resulting from individual investment decisions and is focused on achieving long-term, consistent investment results. Lazard manages its allocated portion of the International Equity Fund's assets on a team basis. The team consists of the following individuals:

o    John Reinsberg
     Managing Director and Portfolio Manager
     Mr. Reinsberg is a Managing Director of Lazard responsible for international/global equity management and overseeing the day-to-day operations of Lazard's international equity investment team. He began working in the investment field in 1981. Prior to joining Lazard in 1991, Mr. Reinsberg served as Executive Vice President of General Electric Investment Corporation and Trustee of the General Electric Pension Trust. His other past affiliations include Jardine Matheson (Hong Kong) and Hill & Knowlton, Inc. Mr. Reinsberg has a BA degree from the University of Pennsylvania and an MBA degree from Columbia University. He speaks German, French and Spanish.

o    Michael Bennett
     Director and Portfolio Manager
     Mr. Bennett is a Director of Lazard and Portfolio Manager on the international/global equity team. Prior to joining Lazard in 1992, Mr.
     Bennett served as a international equity analyst with General Electric Investment Corporation. Previously he was with Keith Lippert Associates and Arthur Anderson & Company. He is a CPA, has a BS degree from New York University and MBA degree from the University of Chicago's Graduate School of Business.

o    Gabrielle Boyle
     Director and Portfolio Manager
     Mr. Boyle is a Director of Lazard and Portfolio Manager on the international/global equity team and member of the London-based European Equity team. She joined Lazard in 1993 and has been working in the investment field since 1991. Previously Mrs. Boyle worked with Royal Insurance Asset Management. She earned a BA Honors degree in Economics and History in 1989 and an MA degree in Economics in 1990, both from University College, Dublin. She is a member of the Institute of Investment Management and Research.

o    Rehan Chaudhri
     Senior Vice President and Portfolio Manager
     Mr. Chaudhri is a Senior Vice President and Portfolio Manager on the international equity team. Prior to joining Lazard in 2001, Mr. Chaudhri was part of a team managing an International Equity portfolio for Brandywine Asset Management. Previous to joining Brandywine in 1996, Mr. Chaudhri was a Telecommunications Equity Research Analyst at Morgan Stanley (New York and Hong Kong), a Corporate Finance Associate at Lehman Brothers, and a Senior Consultant at Booz Allen & Hamilton. Mr. Chaudhri holds a BC degree in Information Systems from McGill University and an MBA degree in Finance from Wharton.

o    Michael Powers
     Senior Vice President and Product Specialist
     Mr. Powers is a Senior Vice President and Product Specialist for the international/global equity team. Prior to joining Lazard in 1990, Mr. Powers was a Vice President for Chemco Technologies, a family-owned business, for 14 years. He received his BA degree from Brown University and his MBA degree from Long Island University. Mr. Powers has 12 years experience in the financial services industry.

Lombard Odier International Portfolio Management Limited ("Lombard"), 3 Waterhouse Square, 142 Holborn, London, England, a federally-registered investment advisor, is the second sub-advisor for the International Equity Fund. Lombard began managing institutional assets on a discretionary basis in 1979 and is a subsidiary of Lombard Odier & Cie, a partnership specializing in global asset management services that was founded in 1798. As of December 31, 2001, Lombard and its affiliates had over $61 billion in assets under management. On June 3, 2002, Lombard Odier & Cie and Darier Hentsch & Cie announced that the two bicentenary firms would merge effective July 1, 2002, subject to approval of the relevant authorities.

Lombard is a growth manager with a strong focus on risk control. Lombard believes that over the long term, growth in earnings leads to growth in share price and that well-managed companies that are strategically positioned and operate in growing sectors will produce above average returns. Lombard manages its allocated portion of the International Equity Fund's assets on a team basis. The team consists of the following individuals:

o    Ronnie Armist
     Chief Executive Officer/Managing Director
     Mr. Armist has been with Lombard since 1983 and has held numerous positions in both portfolio management and research. Currently, he is the Head of the Lombard Odier International Portfolio Management Limited London and is responsible for portfolio benchmarking and guideline monitoring. Prior to that, he served as a portfolio manager on the Board of Executors Pension Fund in Cape Town. Mr. Armist holds a Bachelor of Business Science (Honors) degree and Bachelor of Commerce degree from the University of Cape Town.

o    Fabrizio Pierallini
     CIO of Internationally Equity
     Mr. Pierallini joined Lombard in March 2002 as Chief Investment Officer for International equities from Vontobel USA where he was CIO and portfolio manager for their International Equity Portfolio since 1994. Prior to that, he was an Associate Director and Portfolio Manager in Swiss Bank Corporation, New York from 1988-1994. He began his investment career in 1981 as a Financial Analyst at both USB and Julius Baer located in their Singapore and Zurich offices. He is a graduate of the School of Economic and Business Administration in Berne, Switzerland.

o    William Lovering
     Senior Portfolio Manager, European EAFE Equities
     Mr. Lovering joined Lombard in 1994 as a portfolio manager. Prior to that, he held similar positions with Capital House Investment Limited, Brown Shipley Asset Management, Royal Trust Asset Management and Arbuthnor Latham Investment Management. He holds a BA degree from Leicester University and has over 17 years of investment management experience.

o    Jeremy Monk
     Senior Vice-President
     Mr. Monk has been a portfolio manager with Lombard since 1998. Prior to that, he served as a portfolio manager with Prudential Portfolio Managers UK Ltd. from 1995 to 1998. Mr. Monk holds a BSc degree from City University Business School and an MBA degree from Imperial College in London, England. He has over 14 years of investment management experience.

o    Christopher Darling
     Senior Vice-President
     Mr. Darling joined Lombard in 1995 as a portfolio manager. Prior to that, he held similar positions with Guardian Asset Management, Capel-Cure Myers Capital Management and Greene & Co. Stockbrokers. He holds a BA from University College in London, England and an MSc from London School of Economics. He has over 15 years of investment management experience.

Real Estate Securities Fund:

Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen"), 1995 University Avenue #550, Berkeley, California, 94704, is the sub-advisor for the Real Estate Securities Fund. Lend Lease Rosen is an affiliate of Lend Lease REI, Inc., which provides a variety of investment management and consulting services. Lend Lease Rosen provides investment management services to client discretionary accounts with assets totaling approximately $1.6 billion as of August 12, 2002. Lend Lease Rosen manages its allocated portion of the Real Estate Securities Fund's assets on a team basis under the guidance of Michael Torres. The team consists of the following individuals:


o    Michael Torres
     President
     Mr. Torres has been President of Lend Lease Rosen since March 1997 and a Portfolio Manager of Lend Lease Rosen since February 1995. He holds a BA and an MBA from the University of California.

o    Jennifer Lyons
     Vice President and Research Analyst
     Ms. Lyons has served as Vice President and Research Analyst since 1998. Prior to that, she was a research analyst with Bank of America Securities from 1996 to 1998. She holds a BA from the University of California.

o    Greg Prophet
     Vice President and Research Analyst
     Mr. Prophet has been Vice President of Lend Lease Rosen and a Research Analyst since June 1996. Prior to that, he worked as a research analyst with Rosen Consulting Group beginning in 1994. He holds a BA and an MBA from the University of California.

o    Tanya Shaw Steinhofer
     Vice President and Research Analyst
     Ms. Shaw Steinhofer has been Vice President of Lend Lease Rosen and a Research Analyst since February 2001. Prior to joining Lend Lease Rosen, she worked for 2 years as an Associate in Real Estate Investment Research at Goldman Sachs. She received her BA in Political Economy of Industrialized Societies (P.E.I.S.) in 1993 and her MBA in 1999 from the University of California, Berkeley. She is a candidate for Level III of the CFA program.

o    Robert S. Promisel
     Vice President
     Mr. Promisel has been a Vice President of Lend Lease Rosen since September 2001. Prior to joining Lend Lease Rosen, he served as a REIT Analyst at European Investors from 1997 to 2001. He was a Research Manager at AEW Capital Management from 1995 to 1997 and worked as a Research Analyst at RREEF from 1993 to 1995. He holds a M.S. in Urban Planning from Columbia University and a B.A. in Economic and in Geography from Johns Hopkins University.

Tax-Exempt Fixed Income Fund:

Weiss, Peck & Greer LLC ("Weiss"), One New York Plaza, 30th Floor, New York, New York 10004-1950, a federally-registered investment advisor since 1970, is the sub-advisor for the Tax-Exempt Fixed Income Fund. Weiss manages individual accounts, mutual funds, and institutional accounts. Weiss is a U.S. subsidiary of Robeco Group, a leading European asset management company, with existing U.S. management and investment teams remaining in place. The Robeco Group is owned by Rabobank, the only commercial bank in the world rated triple-A by all four of the major rating agencies. As of March 31, 2002, the firm managed $19.5 billion in assets in a number of traditional and alternative strategies. The following individuals manage Weiss's allocated portion of the Tax-Exempt Fixed Income Fund's assets:

o    S. Blake Miller, CFA
     Managing Director, Senior Portfolio Manager and Trader
     Blake Miller joined Weiss in 1988 when the firm acquired Ehrlich Bober Advisors, Inc., where he was a portfolio assistant and research analyst. Mr. Miller holds a BS from the McIntire School of Commerce of the University of Virginia.

o    Peter Moukios
     Vice President, Portfolio Manager and Research Analyst
     Since joining Weiss in 1987, Peter Moukios has worked as Senior Account Administrator and later as Money Market Specialist before moving to his present position in 1996. Previously, he worked for three years at Manufacturers Hanover Trust as Supervisor of Broker Custody. Mr. Moukios is a member of the Municipal Analysts Group of New York and holds a BS in Management from St. John's University.

VALUATION OF FUND SHARES

Shares of each Fund are sold at the net asset value per share (NAV), which is determined by each Fund generally as of 4:00 p.m. Eastern time on each day that the Fund is open for business. The Fund is generally open on days that the New York Stock Exchange is open for trading. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.


Each Fund's securities are generally valued each day at their current market value. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

Trading in Foreign Securities

The securities markets on which the foreign securities owned by a Fund trade may be open on days that the Fund does not calculate its NAV and thus the value of a Fund's shares may change on days when shareholders are not able to purchase or redeem shares of the Fund. In computing the NAV of each Fund, a Fund will value any foreign securities held at the closing price on the exchange on which they are traded or if the close of the foreign exchange occurs after 4:00 p.m. Eastern time, a snapshot price will be used. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at the London market close. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund's securities, these securities may be valued at their fair value pursuant to procedures adopted by the Trust's Board of Trustees.


PURCHASING FUND SHARES
How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with U.S. Bancorp Fund Services, LLC, the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in, or has a history of, excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Minimum Purchases
The Funds have no investment minimums, however, the financial institutions and intermediaries that sell the Funds' shares may have established minimum values for the accounts that they handle.


SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares through their financial institutions or intermediaries on any business day by following the procedures established when they opened their account or accounts. The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell or redeem Fund shares. Normally, a Fund will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven days.

Redemption-in-Kind
Each Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders), a Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). If shares are redeemed in kind, a shareholder is likely to pay brokerage costs to sell the securities distributed, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares
Each Fund may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law.


EXCHANGE PRIVILEGE
Shareholders of record, including financial institutions and intermediaries, may exchange shares of any Fund for shares of any other Fund on any business day by contacting the Funds' transfer agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, as a result, there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to the close of the NYSE will be made at that day's closing NAV. The Funds reserve the right to refuse the purchase side of any exchange that would not be in the best interests of a Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in, or has a history of, excessive trading (usually defined as more than four transactions out of any Fund within a calendar year).


DISTRIBUTION OF FUND SHARES
Distributor

AssetMark Capital Corporation, an affiliate of the Advisor, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967, is the distributor for the shares of each of the Funds. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as sub-distributor to each of the Funds. Both AssetMark Capital Corporation and Quasar Distributors, LLC are registered broker-dealers and members of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.


Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, to provide certain distribution activities and shareholder services for the Funds and their shareholders. Each Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities. As these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


COUNSEL, INDEPENDENT AUDITORS AND SERVICE PROVIDERS
Legal Counsel and Independent Auditors
Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, 19103, serves as legal counsel to the Trust. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California, 94105, has been selected as independent auditors for the Funds.

Custodian, Transfer Agent, Fund Administrator, Fund Accountant and Shareholder Servicing Agents U.S. Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. U.S. Bancorp Fund Services, LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant. In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from a Fund for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

DISTRIBUTIONS AND TAXES
Dividends and Distributions
Each Fund pays its shareholders dividends from the Fund's net investment income and distributes any net capital gains the Fund has realized. All Funds, other than the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund, declare and pay dividends at least annually. The Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund declare and pay dividends at least quarterly. Capital gains, if any, are distributed at least once a year.

All of your dividends and capital gains distributions with respect to a particular Fund will be reinvested in additional shares of that Fund unless you provide us with a written request to receive your payments in cash. Dividends paid in cash or additional shares are treated the same for tax purposes.

Taxes
In general, Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by a Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.

If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.


By law, a Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AssetMark Fund is the same as a sale.

Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Additional Information - Tax-Exempt Fixed Income Fund

The Tax-Exempt Fixed Income Fund's distributions will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. The Tax-Exempt Fixed Income Fund, however, may invest a portion of its assets in securities that pay income that is not tax-exempt. Distributions from such income are taxable to you as ordinary income. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Tax-Exempt Fixed Income Fund shares or receive them in cash.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Tax-Exempt Fixed Income Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

CONVERSION TO MASTER/FEEDER FUND STRUCTURE
In lieu of investing directly, the Funds are authorized to seek to achieve their investment objectives by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in an investment company having substantially the same investment objectives and policies as the Fund. There is no current intention to convert the Funds to a Master/Feeder Fund structure.


FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for a Fund's shares for the period from June 29, 2001 (commencement of operations) through the fiscal year ended June 30, 2002. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Funds' annual report, which is available upon request.


                                                       Large Cap        Large Cap       Small/Mid    Small/Mid Cap
                                                         Growth           Value        Cap Growth      Value Fund
                                                          Fund            Fund            Fund
                                                     --------------- ---------------- -------------- ---------------

Per share data for a share of capital stock outstanding
   for the entire period    and selected information for
   the period are as follows:
Net asset value, beginning of year ..............      $10.00          $10.00           $10.00         $10.00

Income from investment operations:
     Net investment income (loss) ...............       (0.04)           0.05            (0.06)         (0.02)
     Net realized and unrealized gains (losses)
       on investments ...........................       (2.68)          (0.82)           (2.74)          0.17
                                                        ------          ------           ------          ----
Total from investment operations ................       (2.72)          (0.77)           (2.80)         (0.15)
                                                        ------          ------           ------         ------

Less distributions:
     Dividends from net investment income .......     ----              (0.03)         ----           ----
                                                      ----              ------         ----           ----
     Total Distributions ........................     ----              (0.03)         ----           ----
                                                      ----              ------         ----           ----

Net Asset Value, End of Period ..................       $7.28           $9.20            $7.20         $10.15
                                                        =====           =====            =====         ======

Total Return ....................................      -27.20%          -7.76%          -28.00%          1.50%

Supplemental data and ratios:
     Net assets, end of year.....................    $49,664,714     $53,317,327      $12,917,171    $13,311,184

     Ratio of expenses to average net assets
         Before Expense Reimbursement ...........        1.75%           1.78%            2.30%          2.40%
         After Expense Reimbursement ............        1.49%           1.49%            1.59%          1.59%

     Ratio of net investment income (loss)
       to average net assets
         Before Expense Reimbursement ...........       -1.19%           0.28%           -2.01%         -1.14%
         After Expense Reimbursement ............       -0.93%           0.57%           -1.30%         -0.33%

     Portfolio Turnover Rate ....................       83%             95%              52%            84%



                                                     International     Real Estate     Tax-Exempt      Core Plus
                                                         Equity        Securities     Fixed Income    Fixed Income
                                                          Fund            Fund            Fund            Fund
                                                     --------------- ---------------- -------------- ---------------
Per share data for a share of capital stock outstanding
   for the entire period    and selected information for
   the period are as follows:
Net asset value, beginning of year ..............      $10.00          $10.00           $10.00         $10.00

Income from investment operations:
     Net investment income (loss) ...............        0.03            0.46             0.18           0.45
     Net realized and unrealized gains (losses)
       on investments ...........................       (1.07)           0.97             0.46           0.15
                                                        ------           ----             ----           ----
Total from investment operations ................       (1.04)           1.43             0.64           0.60
                                                        ------           ----             ----           ----

Less distributions:
     Dividends from net investment income .......     ----              (0.25)           (0.18)         (0.45)
                                                      ----              ------           ------         ------
     Total Distributions ........................     ----              (0.25)           (0.18)         (0.45)
                                                      ----              ------           ------         ------

Net Asset Value, End of Period ..................       $8.96          $11.18           $10.46         $10.15
                                                        =====          ======           ======         ======

Total Return ....................................      -10.40%          14.60%            6.47%          6.03%

Supplemental data and ratios:
     Net assets, end of year.....................    $57,301,398     $14,186,721      $14,088,545    $52,817,274

     Ratio of expenses to average net assets
         Before Expense Reimbursement ...........        1.71%           2.28%            2.28%          1.62%
         After Expense Reimbursement ............        1.59%           1.49%            1.29%          1.29%

     Ratio of net investment income (loss)
       to average net assets
         Before Expense Reimbursement ...........        0.36%           4.36%            1.42%          5.04%
         After Expense Reimbursement ............        0.48%           5.15%            2.41%          5.37%

     Portfolio Turnover Rate ....................       77%             68%              11%            39%




PRIVACY POLICY

AssetMark Funds recognizes and respects your privacy expectations. We are providing our privacy policy to you as notice of the kinds of information we collect about you and the circumstances in which that information may be disclosed. Your privacy is important to us and we are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

|X| Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

|X| Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.


AssetMark Funds(R)

AssetMark  Large Cap  Growth  Fund  AssetMark  Large Cap  Value  Fund  AssetMark
Small/Mid  Cap  Growth  Fund  AssetMark   Small/Mid  Cap  Value  Fund  AssetMark
International Equity Fund AssetMark Real Estate Securities Fund AssetMark Tax-Exempt Fixed Income Fund AssetMark Core Plus Fixed Income Fund

Investment Advisor                       AssetMark Investment Services, Inc.
                                         2300 Contra Costa Blvd., Suite 425
                                         Pleasant Hill, CA 94523

Legal Counsel                            Stradley Ronon Stevens & Young, LLP
                                         2600 One Commerce Square
                                         Philadelphia, PA 19103

Independent Auditors                     PricewaterhouseCoopers LLP
                                         333 Market Street
                                         San Francisco, CA 94105

Transfer Agent, Fund Accountant,         U.S. Bancorp Fund Services, LLC
and Fund Administrator                   615 East Michigan Street
                                         Milwaukee, WI 53202

Custodian                                U.S. Bank, N.A.
                                         425 Walnut Street
                                         Cincinnati, OH 45202

Distributor                              AssetMark Capital Corporation
                                         2300 Contra Costa Blvd., Suite 425
                                         Pleasant Hill, CA 94523


FOR MORE INFORMATION


You may obtain the following and other information on the Funds free of charge:


Statement of Additional Information (SAI) dated September 6, 2002

The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the prospectus of AssetMark Funds(R) or to request additional information about AssetMark Funds(R), please contact us.

By Telephone:
(888) 278-5809

By Mail:
AssetMark Funds(R)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

SEC:

You may review and obtain copies of AssetMark Funds' information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-10267




ASSETMARK FUNDS


STATEMENT OF ADDITIONAL INFORMATION


September 6, 2002


AssetMark  Large Cap  Growth  Fund  AssetMark  Large Cap  Value  Fund  AssetMark
Small/Mid  Cap  Growth  Fund  AssetMark   Small/Mid  Cap  Value  Fund  AssetMark
International Equity Fund AssetMark Real Estate Securities Fund AssetMark Tax-Exempt Fixed Income Fund AssetMark Core Plus Fixed Income Fund



This Statement of Additional Information ("SAI") provides general information about each of the series (individually, a "Fund" and collectively, the "Funds") of AssetMark Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated September 4, 2002, as supplemented and amended from time to time, which is incorporated herein by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.

The Funds' financial statements for the fiscal year ended June 30, 2002 are incorporated herein by reference to the Funds' Annual Report dated June 30, 2002. A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.



AssetMark Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Phone: (888) 278-5809


                                TABLE OF CONTENTS


General Information about AssetMark Funds......................................3

Description of the Funds.......................................................3

Investment Restrictions........................................................4

Investment Policies and Associated Risks.......................................5

Temporary Investments.........................................................29

Management of the Funds.......................................................31

Investment Advisor and Sub-Advisors...........................................39

Distribution and Shareholder Servicing........................................44

Service Providers.............................................................45

CodeS of Ethics...............................................................46

Valuation of Shares...........................................................47

Purchase and Redemption of Shares.............................................48

Portfolio Transactions........................................................49

Taxes.........................................................................51

Performance Information.......................................................56

Independent Auditors..........................................................63

Financial Statements..........................................................49

Appendix......................................................................64



General Information about AssetMark Funds
--------------------------------------------------------------------------------

AssetMark Funds (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on January 2, 2001. The Declaration of Trust permits the Trust to offer separate series (the "Funds") of units of beneficial interest and separate classes. The Funds are the first of several series that may be formed by the Trust and each currently consists of a single class of shares of beneficial interest. The Funds are each non-diversified series and have their own investment objectives and policies. The Trust may establish additional series of the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) with no par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders.

Each share of each Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund, and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by, or under the direction of, the Trustees, in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Description of the Funds
--------------------------------------------------------------------------------

The AssetMark Large Cap Growth Fund (the "Large Cap Growth Fund"), AssetMark Large Cap Value Fund (the "Large Cap Value Fund"), AssetMark Small/Mid Cap Growth Fund (the "Small/Mid Cap Growth Fund"), AssetMark Small/Mid Cap Value Fund (the Small/Mid Cap Value Fund") and the AssetMark International Equity Fund (the "International Equity Fund") are each a non-diversified fund whose fundamental investment objective is capital appreciation over the long term. The AssetMark Real Estate Securities Fund (the "Real Estate Securities Fund") is a non-diversified fund whose fundamental investment objective is capital appreciation over the long term and current income is a secondary objective. The AssetMark Tax-Exempt Fixed Income Fund (the "Tax-Exempt Fixed Income Fund") is a non-diversified fund with a fundamental investment objective of current income exempt from federal income tax by investing at least 80% of its assets in municipal securities the income from which is exempt from federal income tax and not subject to the alternative minimum tax. The AssetMark Core Plus Fixed Income Fund (the "Core Plus Fixed Income Fund") is a non-diversified fund with a fundamental investment objective of providing current income consistent with a low volatility of principal. These fundamental objectives may not be changed without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the prospectus or hereafter are non-fundamental, which means that they may be changed by action of the Board of Trustees, without shareholder approval.

Investment Restrictions
--------------------------------------------------------------------------------

Unless otherwise noted, each of the Funds has adopted and is subject to substantially identical fundamental investment restrictions. These investment restrictions of the Funds may be changed only with the approval of the holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means the lesser of (1) 67% of the shares of beneficial interest of the Fund represented at a meeting at which more than 50% of the outstanding shares are present, or (2) more than 50% of the outstanding shares of beneficial interest of the Fund.

The percentage limitations referred to in these restrictions, apply only at the time of investment. A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by a Fund will not be considered a violation of such limitation, and a Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.

1. No Fund will act as underwriter for securities of other issuers except as they may be deemed an underwriter in selling a portfolio security.

2. No Fund will make loans if, as a result, the amount of a Fund's assets loaned would exceed the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its portfolio securities and (iv) loan money to other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

3. No Fund will purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) the securities of other investment companies, investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or tax-exempt municipal securities; and (ii) the Real Estate Securities Fund's investment in real estate securities. The Real Estate Securities Fund will invest at least 25% of its total assets in securities of companies in the real estate industry.

4. No Fund will borrow money in an amount exceeding the amount permitted under the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom, provided that (i) investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets or maintain a margin account to facilitate the settlement of securities transactions are not considered borrowings for the purposes of this limitation and (ii) each Fund may borrow money from other Funds within the Trust in accordance with the terms of the 1940 Act or any applicable rule or regulation thereof, or any exemption therefrom.

5. No Fund will issue senior securities to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

6. No Fund will purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. Each Fund may temporarily hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of such Fund's ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.

Investment Policies and Associated Risks
--------------------------------------------------------------------------------


The following paragraphs provide a more detailed description of each Fund's investment policies and their associated risks identified in the Funds' Prospectus. Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board of Trustees of the Funds. Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.


Common and Preferred Stock

Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks. Debt purchased by each Fund, except the Core Plus Fixed Income Fund, will consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by Standard and Poor's ("S&P"), or Baa or higher by Moody's Investors Services ("Moody's") or determined to be of comparable quality by a Fund's Advisor or sub-advisor if the security is unrated. Convertible debt obligations will be rated A or higher by S&P or A or higher by Moody's or determined to be of comparable quality by a Fund's Advisor or sub-advisor if the security is unrated. Bonds in the lowest investment grade category (BBB by S&P or Baa by Moody's) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.

The Core Plus Fixed Income Fund may invest in high yield debt securities or "junk bonds," which are securities rated BB or below by S&P or Ba or below by Moody's ("lower-rated securities"). Lower-rated securities are considered to be of poor standing and predominantly speculative and are subject to a substantial degree of credit risk. Lower-rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

In the past, the high yields from lower-rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that high yields will continue to offset default rates on lower-rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

The value of lower-rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower-rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

Especially during times of deteriorating economic conditions, trading in the secondary market for lower-rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower-rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower-rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower-rated securities prices may become more volatile and a Fund's ability to dispose of particular issues when necessary to meet that Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.


The ratings of S&P's, Moody's and other nationally recognized rating agencies represent the opinions of those rating agencies as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield.


The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Advisor or respective sub-advisor will consider such an event in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see Appendix.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, the Funds are authorized to seek to achieve their investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all of its investable assets in a corresponding investment company having substantially the same investment objectives and policies as the Fund.

The Funds' methods of operation and shareholder services would not be materially affected by their investment in other investment companies ("Master Portfolios") having substantially the same investment objective and polices as the corresponding Funds, except that the assets of the Funds may be managed as part of a larger pool. If the Funds invested all of their assets in corresponding
Master Portfolios, they would hold only beneficial interests in the Master Portfolios; the Master Portfolios would directly invest in individual securities of other issuers. The Funds would otherwise continue their normal operation. The Board of Trustees would retain the right to withdraw any Fund's investment from its corresponding Master Portfolio at any time it determines that it would be in the best interest of shareholders; such Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

There is no immediate intention to convert the Funds to a Master/Feeder Fund Structure. The Board of Trustees has authorized this non-fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds' shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Funds' Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Funds' conversion and their shareholders would be notified.

Non-Diversification of Investments

Each Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Sector Focus

The Large Cap Value Fund and the Small/Mid Cap Value Fund may, from time to time, invest a greater amount of their assets in certain market sectors such as financial services and basic industries than in other market sectors. The financial services sector may be adversely affected by changes in economic conditions and interest rates as well as legislative initiatives both of which my impact the profitability of companies in that sector. Companies in the basic industries sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth. The Large Cap Growth Fund and the Small/Mid Cap Growth Fund may invest a greater amount of their assets in market sectors such as technology and health care than in other market sectors. Companies in the technology sector are subject to the risks such as those relating to potential rapid obsolescence of technology, failure of the market to accept new technologies, and difficulty in obtaining financing for necessary research and development or expansion. Companies in the health care sector are subject to many of the same risks as those facing companies in the technology sector, and are also subject to risks related to legislative and regulatory action which may affect profitability of companies in that sector. The International Equity Fund may also invest a greater amount of its assets in certain market sectors, such as telecommunications, technology, consumer goods, financial services or basic industries, than in other market sectors. Besides the risks described above concerning investing in companies in the technology, financial services and basic industries sectors, to the extent that the International Equity Fund invests in companies in the telecommunications and consumer goods sectors, it will be subject to the risks associated with those market sectors. Companies in the telecommunications sector are subject to many of the same risks as companies in the technology sector, and are also subject to the risk that changes in federal or state regulation relating to rates of return and services in the telecommunications sector could adversely affect the profitability of these companies. Companies in the consumer goods sector are subject to general risks posed by economic slow down or recession as well as market risk to the extent that investors prefer securities of issuers in other sectors perceived to offer greater opportunities for faster growth.

Real Estate Industry Concentration

The Real Estate Securities Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in the securities of companies in the real estate industry. The concentration of the Real Estate Securities Fund's investments in the real estate industry will subject the Real Estate Securities Fund to risks in addition to those that apply to the general equity markets. Economic, legislative or regulatory developments may occur which significantly affect the entire real estate industry and thus may subject the Real Estate Securities Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. In addition, the Real Estate
Securities Fund will generally be subject to risks associated with direct ownership of real estate, such as decreases in real estate value or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Because of the Real Estate Securities Fund's strategy to concentrate in the real estate industry, it may not perform as well as other mutual funds that do not concentrate in a single industry.

Borrowings

Each Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. A Fund may borrow for such purposes an amount equal to 33 1/3% of the value of its total assets. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.


Leveraging, by means of borrowing, may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds.


Securities Lending


Each of the Funds may lend its portfolio securities to unaffiliated broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured continuously by collateral marked-to-market daily and maintained in an amount at least equal in value to the current market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that meets the investment standards stated below under "Temporary Investments," or any combination thereof. The aggregate market value of securities loaned by a Fund will not at any time exceed 33 1/3% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed to be of good standing and when the income to be earned from the loan justifies the attendant risks.


When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Board of Trustees, with the assistance of the Advisor, sub-advisors and/or pricing services, will determine the value of such securities in good faith in accordance with the provisions of the 1940 Act. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.


Foreign Securities


Each Fund's investments in the securities of foreign issuers may include both securities of foreign corporations and securities of foreign governments and their political subdivisions. By investing the majority of its assets in investments that are tied economically to different countries throughout the world, the International Equity Fund will be more susceptible to the additional risks of foreign investing than the other Funds, and as a result the net asset value of the International Equity Fund may be more volatile, and the risks of loss greater, than for a domestic fund.

Each Fund may invest in foreign securities directly, or through American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as Global Depositary Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities, as well as securities of foreign issuers, involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. The economies of foreign countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by a Fund, denominated in that currency. Such changes will also affect a Fund's investments in ADRs or GDRs.

Taxes. The interest and dividends payable on certain foreign securities, including those comprising an ADR, may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution to the Fund's shareholders.

Emerging Market Countries. The International Equity Fund may invest up to 20% of its assets in emerging market countries or developing countries as defined by World Bank International Financial Corporation or the Morgan Stanley Capital International (MSCI) Index. Developing countries may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect the private sector companies in which the International Equity Fund invests. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Foreign Currency Transactions. Although each Fund values its assets daily in U.S. dollars, they are not required to convert their holdings of foreign currencies to U.S. dollars on a daily basis. A Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a Fund could suffer a loss of some or all of the amounts deposited. A Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies. None of the Funds currently expects to hedge its foreign currency exposure under normal market conditions.

Although the Funds currently do not have any intention of routinely entering into forward currency contracts, each Fund may do so, either directly or, in the case of the Core Plus Fixed Income Fund, through the underlying mutual funds in which it invests. Except where segregated accounts are not required under the 1940 Act, when a Fund enters into a forward contract or currency futures, the Custodian will place cash, U.S. government securities, or high-grade debt securities into segregated accounts of such Fund in an amount equal to the value of that Fund's total assets committed to consummation of forward contracts and currency futures. If the value of these segregated securities declines, additional cash or securities will be placed in the appropriate account on a daily basis so that the account value is at least equal to the Fund's commitments to such contracts.

Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the $US price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency it may sell a forward currency contract to lock in the $US equivalent of the anticipated sales proceeds).

A Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Advisor or the respective sub-advisor believes will have a positive correlation to the values of the currency being hedged. In addition, although not currently anticipated, each Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a Fund owns securities denominated in a foreign currency and the Advisor or sub-advisor believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedges." Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counter-party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counter-party to do so would result in the loss of any expected benefit of the transaction.


As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counter-party. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counter-party, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

Smaller and Mid-Sized Companies


Many of the companies in which the Small/Mid Cap Value Fund, Small/Mid Cap Growth Fund and Real Estate Securities Fund may invest will include those that have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.


Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of smaller companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, smaller company stocks may, to a degree, fluctuate independently of larger company stocks. Smaller company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that a Fund that invests primarily in small and mid cap issuers will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.


Municipal Securities

The Tax-Exempt Fixed Income Fund invests primarily in municipal securities and the Core Plus Fixed Income Fund may invest in underlying funds that invest in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds. The Tax-Exempt Fixed Income Fund may invest in, but is not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality's pledge of taxation.

The Tax-Exempt Fixed Income Fund is not required to sell a Municipal Security if the security's rating is reduced below the required minimum subsequent to the Fund's purchase of the security, However, it will consider this event in the determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's S&P, or Fitch Investors Service, Inc. ("Fitch"), change because of changes in those organizations or in their rating systems, the Tax-Exempt Fixed Income Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Under normal circumstances, the Tax-Exempt Fixed Income Fund will invest its assets in intermediate to long-term municipal securities. The Fund will seek to invest in Municipal Securities of such maturities as the Advisor or sub-advisor believes will produce current income consistent with prudent investment. The Fund will also consider current market conditions and the cost of the insurance obtainable on such securities.

Participation Interests. The financial institutions from which the Tax-Exempt Fixed Income Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Tax-Exempt Fixed Income Fund the right to demand payment on specified notice (normally within 30 days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Tax-Exempt Fixed Income Fund. By purchasing participation interests, the Tax-Exempt Fixed Income Fund is buying a security meeting its quality requirements and is also receiving the tax-free benefits of the underlying securities.

In the acquisition of participation interests, the Advisor or sub-advisor will consider the following quality factors: a high-quality underlying municipal security (of which the Fund takes possession); a high-quality issuer of the participation interest; or a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

Municipal Leases. The Tax-Exempt Fixed Income Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Municipal charters or the nature of the appropriation for the lease may limit lease obligations. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Municipal leases may be considered illiquid so the Advisor or sub-advisor must carefully examine the liquidity of the lease before investing. The Advisor or sub-advisor considers: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property if the lease was terminated; the lessee's general credit strength; the possibility that the lessee will discontinue appropriating funding for the lease property because the property is no longer deemed essential to its operations; and any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

Credit Enhancement. Some of the investments of the Tax-Exempt Fixed Income Fund may be credit enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default or change in the credit quality of the credit enhancer will adversely affect the quality and marketability of the underlying security and could cause losses to the Tax-Exempt Fixed Income Fund and affect its share prices. The Tax-Exempt Fixed Income Fund may invest in securities credit-enhanced by banks, and thus the value of those credit enhancements will be affected by developments affecting the economic health and viability of banks. The Tax-Exempt Fixed Income Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement, rather than the issuer.

Variable Rate or Floating Rate Municipal Securities. The Tax-Exempt Fixed Income Fund may purchase some municipal securities with variable or floating interest rates. Variable or floating interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e., every 30 days) and floating interest rates are adjusted whenever a benchmark rate changes. Many variable or floating rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable or floating rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor or sub-advisor believes the security cannot be sold within seven days, the Advisor or sub-advisor may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable or floating rate municipal securities will meet the quality standards for the Fund. The Advisor has been instructed by the Trustees to monitor the pricing quality and liquidity of the variable and floating rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

Variable and floating interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate municipal securities than for fixed income obligations. Many municipal securities with variable or floating interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable or floating rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Auction Rate Securities. The Tax-Exempt Fixed Income Fund may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Industrial Development Bonds. The Tax-Exempt Fixed Income Fund may invest in industrial development bonds, which is a type of municipal security. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Trust and/or the Advisor, is exempt from federal income tax. The Fund may invest in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.


Municipal Securities Risks. The value of the Tax-Exempt Fixed Income Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)


Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objectives also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities that meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Municipal Bond Insurance. The Tax-Exempt Fixed Income Fund may purchase municipal securities covered by insurance. The insurance guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either: covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities that would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Advisor, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Advisor anticipates that the Fund may have investments in insured municipal securities.

Issuer-Obtained Insurance Policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale. The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio, but also until their final maturity even if they are sold out of the Fund's portfolio. This allows the securities to have coverage that benefits all subsequent holders of those municipal securities. The Fund will obtain insurance covering municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Advisor or sub-advisor, the Fund would receive net proceeds from the sale of those securities. Net proceeds are calculated after deducting the cost of the permanent insurance and related fees. Also, the proceeds received must be significantly more than the proceeds the Fund would have received if the municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The Fund pays the premiums for the Policies and, as a result, the yield on the Fund's portfolio is reduced. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.


The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("Financial Guaranty"), Financial Security Assurance ("FSA") or any other municipal bond insurer that is rated in the highest rating category by an NRSRO. Under each Policy, the insurer is obligated to provide insurance payments pursuant to valid claims. The claims must be equal to the payment of principal and interest on those municipal securities the Policy insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost of the insurance and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.


MBIA, AMBAC, Financial Guaranty and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio. Also neither, MBIA, AMBAC, Financial Guaranty or FSA may cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, Financial Guaranty and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved. Additionally, the Board of Trustees reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, Financial Guaranty or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments become due. In the event of any acceleration of the due date of the principal, the guaranteed payments will be made in such amounts and at such times as payments of principal would have been due had there been no acceleration. Reasons for possible acceleration are mandatory or optional redemption (other than acceleration by reason of mandatory sinking Fund payments), default or otherwise. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small-issue industrial development municipal bonds and pollution-control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer. The insurers do this if there are any changes in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments required to be made by or on behalf of the issuer pursuant to the terms of the municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

Each of the municipal bond insurance companies has established reserves to cover estimated losses on defaulted municipal bonds. However, a higher than expected default rate on municipal bonds that a company insures could deplete loss reserves and adversely affect the ability of a municipal bond insurer to pay claims to holders of insured municipal bonds, such as the Tax-Exempt Fixed Income Fund.

Zero-Coupon and Delayed Interest Securities

The Tax-Exempt Fixed Income Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Tax-Exempt Fixed Income Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Tax-Exempt Fixed Income Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. To generate cash to satisfy distribution requirements, the Tax-Exempt Fixed Income Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Derivatives

Although each Fund, other than the International Equity Fund, currently has no intention to invest in derivative securities, each Fund may do so, either directly or, in the case of the Core Plus Fixed Income Fund, through the underlying mutual funds in which it invests. Derivative securities include call and put options, futures, and forward contracts and may be used by a Fund for hedging purposes as well as direct investment. For example, each Fund may invest in stock index futures to hedge the value of its portfolio against changes in market conditions.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes.

All of the Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter. In addition, the International Equity Fund may invest in options that are listed on recognized foreign exchanges. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. Over-the-counter options are generally considered illiquid by the SEC. Accordingly, a Fund will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

Call Options. A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the security to the holder of the call option at the exercise price during the exercise period. The Funds may both purchase and write call options.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option.

Purchasing Call Options. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. Instead of exercising the option and purchasing the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option. A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features. The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option. The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less then the premium paid by the Fund. A Fund may purchase call options on securities that it intends to buy in order to limit the risk of a substantial change in the market price of the security. A Fund may also purchase call options on securities held in its portfolio and on which it has written call options.

Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Writing Call Options. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period.

Generally, a Fund will only write "covered call options." A call option is "covered" when the Fund either holds the security subject to the option or an option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

The Fund may on occasion write a call option that is not "covered" according to the description provided above, however, the Fund will maintain sufficient collateral in a segregated account to avoid such options violating the SEC's prohibition on issuing senior securities. In order to meet the SEC's requirements, the Fund must maintain in a segregated account with its custodian, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable collateral permitted by the SEC having a value equal to the fluctuating market value of the securities subject to the options.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline. If a call option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium. However, any gain may be offset by a decline in the market value of the security during the exercise period. If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security. The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may chose to terminate its obligation as the writer of a call option by entering into a "closing purchase transaction." A closing purchase transaction allows a Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features. A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised. In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase transaction on a call option permits a Fund to write another call option on the underlying security with a different exercise price, exercise date or both. If a Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option. Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Put Options. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. The Funds may both purchase and write put options.


Purchasing Put Options. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. Instead of exercising the option and selling the security, a Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option. A closing sale transaction gives a Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.


A Fund may purchase put options on it portfolio securities for defensive purposes ("protective puts"). A Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option. A Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security. By purchasing a put option, a Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.

A Fund may also purchase put options for securities it is not currently holding in its portfolio. A Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period. A Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

A Fund will only write put options on a covered basis. For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option. The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.

If a put option written by a Fund is not exercised, the Fund will realize a gain in the amount of the premium. If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time. The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.

A Fund may chose to terminate its obligation as the writer of a put option by entering into a "closing purchase transaction." A closing purchase transaction allows a Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features. A Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised. In addition, there is no guarantee that a Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund. Effecting a closing purchase transaction on a put option permits the Fund to write another put option.

A Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option. Conversely, a Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.

A Fund may write put options in situations when the Advisor or the Fund's sub-advisor wants to buy the underlying security for the Fund's portfolio at a price lower than the current market price of the security. To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay. Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk of this strategy is that the market price of the underlying security would decline below the exercise less the premiums received.

Over-The-Counter ("OTC") Options. The Funds may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options. OTC options differ from exchange traded options in certain material respects. OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Fund will treat OTC options and "cover" assets as illiquid securities for the purposes of the Funds' limitation on illiquid securities.

Options on Stock Indices. The Funds may also buy call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements of the underlying index rather than the price movements of an individual stock. When a Fund writes an option on a stock index, the Fund will establish a segregated account containing cash, U.S. government securities, other high grade debt obligations or other suitable collateral stock with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.


Risks of Options. A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on securities and securities indices depends on the degree to which price movements in the underlying indices or securities correlate with price movements in the relevant portion of the Fund's portfolio. Because such securities will not duplicate the components of any index or underlying securities, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both the securities and the hedging instrument. Accordingly, successful use by a Fund of options on securities and securities indices will be subject to the Advisor or the sub-advisor's ability to correctly predict movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.


Positions in stock index options and options on securities may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Thus, it may not be possible to close such an option. The inability to close an option position could also have an adverse impact on a Fund's ability to effectively hedge its securities.

Special Risks of Options on Indices. The Funds' purchases of options on indices will subject them to the risks described below.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on indices is subject to the Advisor's or sub-advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

If a Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Futures Contracts. Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index. Each Fund may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of a Fund's net assets.

To the extent a Fund enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Futures. Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

Successful use of futures contracts depends upon the Advisor's or sub-advisor's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the Advisor's or sub-advisor's judgment in this respect will be correct.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

Futures purchased or sold by the International Equity Fund (and related options) will normally be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the International Equity Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Other Investment Companies

Each Fund, except the Core Plus Fixed Income Fund, currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund as a whole. The Core Plus Fixed Income Fund is currently a "fund of funds" and is not subject to the above restrictions except that it is prohibited from acquiring shares of another mutual fund if, immediately after such acquisition, it and/or its affiliated persons would hold more than 3% of such mutual fund's total outstanding stock. This prohibition may prevent the Core Plus Fixed Income Fund from allocating its investment in the manner the Advisor considers optimal. The Core Plus Fixed Income Fund's investment strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment, using the multi-manager approach, as a means to achieve its investment objective.

In addition, each of the Funds may invest from time to time in securities issued by other investment companies that invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

When-Issued Purchases, Delayed Delivery and Forward Commitments

Each Fund may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. A Fund's forward commitments and when-issued purchases are not expected to exceed 25% of the value of its total assets absent unusual market conditions. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, a Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, a Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the delivery of the securities takes place.

A Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases a Fund may realize a capital gain or loss.

When a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Short Sales

Although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

Real Estate Investment Trusts (REITs)

The Real Estate Securities Fund and the Large Cap Value Fund may invest their assets in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

A shareholder of a Fund, by investing in REITs indirectly through the Fund, will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REITs failure to maintain exemption from registration under the 1940 Act.

Mortgage-Backed Securities

The Core Plus Fixed Income Fund may, through the underlying investment companies in which it invests, purchase mortgage-backed securities. Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Core Plus Fixed Income Fund may also, via the underlying investment companies in which it invests, purchase debt securities which are secured with collateral consisting of mortgage-backed securities ("Collateralized Mortgage Obligations") and in other types of mortgage-related securities. Mortgage-backed securities may be issued or guaranteed by U.S. government entities, such as the Government National Mortgage Association ("GNMA") or by private lenders.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the GNMA is backed by GNMA and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of fund shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury, while others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a fund, the prepayment right of mortgagors may limit the increase in net asset value of the fund because the value of the mortgage-backed securities held by the fund may not appreciate as rapidly as the price of noncallable debt securities.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof are generally considered in determining whether a mortgage-related security meets a fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the investment adviser determines that the securities meet the fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, the Federal Home Loan Mortgage Company, or FNMA and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. The investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Fund A, B and C Bonds all bear current interest. Interest on the Fund Z Bond is accrued and added to principal and a like amount is paid as principal on the Fund A, B, or C Bond currently being paid off. When the Fund A, B and C Bonds are paid in full, interest and principal on the Fund Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs. The Funds will not invest in subordinated privately-issued CMOs. For federal income tax purposes, a Fund will be required to accrue income on CMOs and REMIC regular interests using the "catch-up" method, with an aggregate prepayment assumption.

Asset-Backed Securities

The Core Plus Fixed Income Fund may, through the underlying investment companies in which it invests, purchase debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments based on the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Fund pay the debt service on the debt obligations issued. The Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.


Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.


Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Warrants

Each of the Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. During normal market conditions, no more than 5% of each Fund's net assets will be invested in warrants. This 5% limit includes warrants that are not listed on any stock exchange. Warrants acquired by the International Equity Fund in units or attached to securities are not subject to these limits.

Stripped Securities

Each Fund has the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Temporary Investments
--------------------------------------------------------------------------------

Under normal market conditions, each Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund's investment objectives are not immediately available. Under these circumstances, each Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets. Cash equivalents include investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. A Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable. In addition, a Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Advisor or sub-advisor believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds, except the Tax-Exempt Fixed Income Fund, may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor and/or sub-advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total assets at the time of purchase. Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody's or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or sub-advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

Repurchase and Reverse Repurchase Agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Advisor or sub-advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase  agreements  only  with  parties  who meet  certain  creditworthiness standards, i.e., banks or broker-dealers that the Advisor or sub-advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

A Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of its obligation under the agreement, including accrued interest, in a segregated account with its custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily. Although reverse repurchase agreements are borrowings under the 1940 Act, a Fund does not treat these arrangements as borrowings under its investment restrictions so long as the segregated account is properly maintained.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of that Fund, and therefore the realization by a Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures.

U.S. Government Obligations. The Funds may each invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance. The Funds may also each invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Management of the Funds
--------------------------------------------------------------------------------
Board of Trustees


     The management and affairs of the Funds are supervised by the Board of Trustees of the Trust (the "Board"). The Board consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act (the "Independent Trustees"). The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The current Trustees and officers of the Trust and their ages are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships held.



------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Name, Age and Address          Position with      Term of       Principal Occupations       Number of          Other
                                 the Trust      Office and    During the Past Five Years   Portfolios       Trusteeships
                                                 Length of                                   in Fund     Positions held by
                                                Time Served                                  Complex          Trustee
                                                                                           Overseen by
                                                                                             Trustee
----------------------------------------------------------------------------------------------------------------------------
                                                 Independent Trustees
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
William J. Klipp               Trustee         Indefinite     Retired; President and      8              Trustee, Lend
Age: 46                                        term since     Chief Operating Officer,                   Lease Rosen
c/o AssetMark Investment                       inception.     Schwab Investment                          Funds; Director,
Services, Inc.                                                Management, Inc. and                       SaveDaily.com
2300 Contra Costa Boulevard                                   Executive Vice President,
Suite 425                                                     Charles Schwab Funds,
Pleasant Hill, CA 94523-3967                                  1993- 1999.
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Leonard H. Rossen              Trustee         Indefinite     President, Len Rossen       8              N/A
Age: 70                                        term since     Consulting (a legal
c/o AssetMark Investment                       inception.     consulting firm), 1999 to
Services, Inc.                                                present; Corporate
2300 Contra Costa Boulevard                                   Counsel, Franklin
Suite 425                                                     Templeton Mutual Funds
Pleasant Hill, CA 94523-3967                                  and Distributors, Inc.,
                                                              1996-1999; Regional
                                                              Counsel and Vice
                                                              President, Equitable Life
                                                              Insurance Society,
                                                              1987-1996.
                                                              Prior to that,
                                                              Len served in
                                                              various key legal
                                                              positions for the
                                                              Securities and Exchange
                                                              Commission for
                                                              15 years.
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
R. Thomas DeBerry              Trustee         Indefinite     President, DeBerry          8              N/A
Age: 60                                        term since     Consulting (a securities
c/o AssetMark Investment                       inception.     consulting firm), 1988 to
Services, Inc.                                                present; Director,
2300 Contra Costa Boulevard                                   Investment Manager
Suite 425                                                     Services Division of
Pleasant Hill, CA 94523-3967                                  Resources Trust Company,
                                                              1998 to 2000.
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
                                                  Interested Trustees
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Ronald Cordes*                 President,      Indefinite     Principal, AssetMark        8              N/A
Age: 43                        Chairperson,    term since     Investment Services,
AssetMark Investment Services, Trustee         inception.     Inc., 1994 to present.
Inc.
2300 Contra Costa Boulevard
Suite 425
Pleasant Hill, CA 94523-3967
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Richard Steiny*                Secretary and   Indefinite     Principal, AssetMark        8              N/A
Age: 45                        Trustee         term since     Investment Services,
AssetMark Investment Services,                 inception.     Inc., 1994 to present.
Inc.
411 Borel Avenue
Suite 501
San Mateo, CA 94402
----------------------------------------------------------------------------------------------------------------------------
                                                 Officers of the Trust
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Ronald Cordes                  President,
(see above)                    Chairman and
                               Trustee
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Richard Steiny                 Secretary and
(see above)                    Trustee
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
John Whittaker                 Vice President                 Vice President and Chief                           N/A
Age: 33                                                       Operating Officer,
AssetMark Investment Services,                                AssetMark Investment
Inc.                                                          Services, 2000 to
2300 Contra Costa Boulevard                                   present; Director of
Suite 425                                                     Operations, AssetMark
Pleasant Hill, CA 94523-3967                                  Investment Services,
                                                              Inc., 1997 to 2000;
                                                              Regional Consultant,
                                                              AssetMark Investment
                                                              Services, Inc., 1994 to
                                                              1997.
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Carrie E. Hansen                   Treasurer                  Director of Operations,                            N/A
Age: 32                                                       AssetMark Investment
2300 Contra Costa Boulevard                                   Services, Inc., 2000 to
Suite 425                                                     present; Director of
Pleasant Hill, CA 94523-3967                                  Operations, Barclays
                                                              Global Investors,
                                                              1998 to 2000; Principal,
                                                              Domestic Fund Accounting,
                                                              Barclays Global
                                                              Investors, 1997-1998,
                                                              Manager, Coopers &
                                                              Lybrand, 1996 to 1997.
------------------------------ --------------- -------------- --------------------------- -------------- -------------------
Teresa Escano                      Secretary                  Director of Advisor                               N/A
Age: 40                                                       Services Group, AssetMark
2300 Contra Costa Boulevard                                   Investment Services,
Suite 425                                                     Inc., 2000 to present;
Pleasant Hill, CA 94523-3967                                  Manager of Advisor
                                                              Services Group, 1997 to
                                                              2000; Portfolio Manager
                                                              Administrator for The
                                                              Headlands Group, Inc. (an
                                                              investment adviser), 1992
                                                              to 1997.
------------------------------ --------------- -------------- --------------------------- -------------- -------------------



*Ronald Cordes and Richard Steiny are considered to be "interested persons" of the Funds as defined in the 1940 Act due to their relationship with the Advisor.


Board Committees

The Board of Trustees has three standing committees as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. The Audit Committee is comprised of all of the Independent Trustees as follows: Mr. Klipp, Mr. Rossen and Mr. DeBerry. The first meeting of the Audit Committee was held on August 27, 2002, following the completion of the audit of the Funds' financial statements as of June 30, 2002. The members of the Audit Committee also met with the auditor along with the full Board at the Trust's regular quarterly Board meeting in advance of the audit.

Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee has not had reason to meet yet. The Nominating Committee is comprised of all of the Independent Trustees as follows: Mr. Klipp, Mr. Rossen and Mr. DeBerry. There are no policies in place regarding nominees recommended by shareholders.

Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings when current market prices are not readily available after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee has not had reason to meet yet. Mr. Cordes (President, Chairman, & Interested Trustee) and Mr. Steiny (Secretary & Interested Trustee) comprise the Valuation Committee.


Compensation


For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $10,000 per year and $2,500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees.

The table below sets forth the compensation paid by the Trust to each of the current Trustees during the fiscal year ended June 30, 2002:




                                                                                                   Total
                                Aggregate         Pension or Retirement   Estimated Annual   Compensation from
  Name of Person/Position Compensation From the    Benefits Accrued as      Benefits Upon      Trust Paid to
                                  Trust           Part of Fund Expenses      Retirement           Trustees
------------------------- ----------------------- ----------------------- ------------------ -------------------
Ronald D. Cordes,                  None                    None                 None                None
President, Chairperson,
Trustee
------------------------- ----------------------- ----------------------- ------------------ -------------------
Richard Steiny,                    None                    None                 None                None
Trustee
------------------------- ----------------------- ----------------------- ------------------ -------------------
William J. Klipp,                 $6,750                   None                 None               $6,750
Independent Trustee
------------------------- ----------------------- ----------------------- ------------------ -------------------
Leonard Rossen,                   $6,750                   None                 None               $6,750
Independent Trustee
------------------------- ----------------------- ----------------------- ------------------ -------------------
R. Thomas DeBerry,                $6,750                   None                 None               $6,750
Independent Trustee

-------------------------



Board Interest in the Funds

                                       Key
                             A.    $1-$10,000
                             B.    $10,001-$50,000
                             C.    $50,001-$100,000
                             D.    over $100,000

      Dollar Range of Equity Securities Beneficially Owned in the Funds (1)
      ---------------------------------------------------------------------


                                                                                                     Aggregate Dollar Range of
                      Large   Large    Small/Mid Small/Mid International Real       Tax-Exemp Core    Equity Securities in All
Name of Trustee       Cap     Cap      Cap       Cap       Equity        Estate     Fixed     Plus      Registered Investment
                      Growth  Value    Growth    Value     Fund          Securities Income   Fixed  Companies Overseen by Trustee
                      Fund    Fund     Fund      Fund                    Fund       Fund      Income    in Family of Investment
                                                                                               Fund            Companies

--------------------------- -------- -------- -------- -------- -------- -------- -------- -------------------------------

Ronald Cordes,         None    None     None     None     None            None     None        None                 None
Interested Trustee

Richard Steiny,        None    None     None     None     None            None     None        None                 None
Interested Trustee

William Klipp,         None    None     None     None     None            None     None       None                  None
Independent Trustee

Leonard Rossen,        None    None     None     None     None            None     None       None                  None
Independent Trustee

R. Thomas DeBerry,     None    None     None     None     None            None     None       None                  None
Independent Trustee


(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.



Principal Holders, Control Persons  and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of August 4, 2002, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of each of the Funds. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds as of July 31, 2002.


Control Persons of the Large Cap Growth Fund




------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                        5,093,032.554            66.95%
FBO Exclusive Benefit of Our Customers                                                              Record
P.O. Box 3865
Englewood, CO  80155-3865
                                                                                                    Record
Donaldson Lufkin & Jenrette                     2,514,668.176            33.05%
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the Large Cap Value Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                        4,074,801.774            66.84%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865

Donaldson Lufkin & Jenrette                     2,021,665.120            33.16%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the Small/Mid Cap Growth Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                        1,372,649.189            67.08%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865


Donaldson Lufkin & Jenrette                      673,656.612             32.92%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the Small/Mid Cap Value Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                         925,350.765             66.86%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865

Donaldson Lufkin & Jenrette                      458,574.239             33.14%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the International Equity Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                        4,285,461.608            65.83%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865

Donaldson Lufkin & Jenrette                     2,224,386.614            34.17%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the Real Estate Securities Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                         854,718.013             67.91%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865

Donaldson Lufkin & Jenrette                      403,803.721             32.09%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the Tax-Exempt Fixed Income Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
Donaldson Lufkin & Jenrette                      658,852.945             49.75%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052

IMS & Co                                         655,250.359             49.48%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865
------------------------------------------- ---------------------- -------------------- --------------------------------
Control Persons of the Core Plus Fixed Income Fund
------------------------------------------- ---------------------- -------------------- --------------------------------
Name and Address                                   Shares              % Ownership             Type of Ownership
------------------------------------------- ---------------------- -------------------- --------------------------------
IMS & Co                                        3,858,851.728            73.27%                     Record
FBO Exclusive Benefit of Our Customers
P.O. Box 3865
Englewood, CO  80155-3865

Donaldson Lufkin & Jenrette                     1,408,081.972            26.73%                     Record
Securities Corporation
P.O. Box 2052
Jersey City,  NJ 07303-2052
------------------------------------------- ---------------------- -------------------- --------------------------------



Investment Advisor and Sub-Advisors
--------------------------------------------------------------------------------


AssetMark Investment Services, Inc. (the "Advisor"), a California corporation, serves as the investment adviser to the Funds. The Advisor is registered as an investment adviser with the SEC. The Advisor provides investment consulting and administrative services to financial intermediaries, and currently administers in excess of $1.9 billion in assets, including mutual funds and privately managed accounts.

On May 9, 2002, the Board of the Trustees of the Trust, on behalf of the Funds, re-approved the investment advisory agreement (the "Agreement") with the Advisor for a one-year period. This Agreement may continue on a year-to-year basis for each Fund provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Independent Trustees of Trust who are not parties to the Agreement at a meeting called for the purpose of voting on such approval. The Agreement may be terminated as to any Fund at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisor's investment decisions are made subject to the direction and supervision of the Board of Trustees.

In the most recent review of the Agreement on May 9, 2002, the Trustees were provided with materials relating to, and considered and evaluated, information concerning, among other things, (a) the terms and conditions of the Agreement, including the nature, quality and scope of the investment management services and the fees charged for their services; (b) a comparison of each Fund's fees and expenses in relation to various industry averages; (c) the Trustees' legal duties in approving the Agreement; and (d) the determination of the Adviser to keep the expenses at a reasonable level by renewing the Expense Waiver and Reimbursement contract. In considering whether to renew the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. Based on their evaluation of all material factors discussed above and assisted by the advice of independent counsel, the Trustees and Independent Trustees concluded that the Advisory Agreement was fair and reasonable and that it should be renewed and approved.


Unlike the other Funds, the Core Plus Fixed Income Fund is currently structured as a "fund of funds" and is not managed by sub-advisors. The Core Plus Fixed Income Fund may, however, change its investment strategy to one of direct investment. In this situation, the Advisor would retain one or more sub-advisors to manage all or a portion of the Core Plus Fixed Income Fund's assets.

With respect to each of the Funds other than the Core Plus Fixed Income Fund, the Advisor oversees the investment advisory services provided to the Funds and manages the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board of Trustees, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisors are selected for the Funds with the research assistance of CRA RogersCasey, Inc. ("CRA"), consultant to the Advisor, who evaluates quantitatively and qualitatively a sub-advisor's skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Advisor is responsible for the payment of all fees to CRA.


Subject to Board review and with the research assistance of CRA, the Advisor allocates and, when appropriate, reallocates the Funds' assets among sub-advisors, monitors and evaluates sub-advisor performance, and oversees sub-advisor compliance with the Funds' investment objectives, policies and restrictions. The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement. For the period July 1, 2001 (commencement of investment operations) through the fiscal year ended June 30, 2002, the following advisory fees were paid to the Advisor:



                              Advisory Fee Paid        Advisory Fee Paid
Fund:                          Before Waivers            After Waivers
------------------------------ --------------- ---------------------------------

Large Cap Growth Fund             $297,719                   $217,467
Large Cap Value Fund              $307,146                   $213,160
Small/Mid Cap Growth Fund          $84,800                   $ 21,555
Small/Mid Cap Value Fund           $89,499                   $ 17,400
International Equity Fund         $373,105                   $326,511
Real Estate Securities Fund        $84,617                   $ 14,705
Tax-Exempt Fixed Income Fund       $59,215                  ($13,901)
Core Plus Fixed Income Fund       $216,473                   $121,840

The Advisor pays the sub-advisors a fee out of its advisory fee that is based on a percentage of the average daily net assets managed by each sub-advisor. For the period July 1, 2001 (commencement of investment operations) through the fiscal year ended June 30, 2002 the following fees as a percentage of such Fund's average daily net assets paid to the sub-advisors was:


                                                    Aggregate Sub-Advisory Fee
Fund                          (As a percentage of average daily      (Aggregate dollar amounts)
                                         net assets)
--------------------------------------------------------------- -------------------------------------
Large Cap Growth Fund                       0.47%                             $148,254
Large Cap Value Fund*                       0.45%                             $145,717
Small/Mid Cap Growth Fund                   0.48%                             $ 42,502
Small/Mid Cap Value Fund                    0.55%                             $ 49,137
International Equity Fund                   0.48%                             $186,701
Real Estate Securities Fund                 0.40%                             $ 35,628
Tax-Exempt Fixed Income Fund                0.35%                             $ 25,907


The sub-advisory fee amounts shown are for the fiscal year ended June 30, 2002. In August, 2002, the Board of Trustees appointed Davis Selected Advisors, L..P. to serve as one of the two sub-advisors for the AssetMark Large Cap Value Fund and Davis began managing its portion of the Fund's assets on September 6, 2002. Davis and the Advisor are parties to a Sub-Advisory Agreement dated as of September 5, 2002 under which the Advisor pays Davis sub-advisory fees at the following annual rates based on the average daily net assets of the Fund allocated for management by Davis: 0.45% on the first $100 million of assets; 0.40% on the next $400 million; and 0.35% on assets over $500 million.

Davis and the Advisor are also parties to a Services Agreement dated as of September 5, 2002 under which Davis makes payments to the Advisor to defray a portion of the Advisor's expenses of maintaining the AssetMark investment platform, through which financial intermediaries such as fee-based investment advisers make available an array of mutual fund and privately managed account investment options (including the Fund) to their clients. In this regard, the Advisor provides continuing consulting and administrative services to financial intermediaries who in turn provide investor support services that may benefit the Fund. Under the Services Agreement, Davis pays the Advisor services fees at the following annual rates based on the average daily net assets of the Fund allocated for management by Davis: 5 basis points (0.05%) on the first $75 million; 10 basis points (0.10%) on the next $25 million; and 5 basis points (0.05%) on the next $400 million.


The Agreement and certain of the sub-advisory agreements provide that the Advisor or any sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of the Agreement and each sub-advisory agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Board, and (ii) by the vote of a majority of the Independent Trustees who are not parties to such Agreement or sub-advisory agreement, cast in person at a meeting called for the purpose of voting on such approval. The Agreement or a sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Advisor (or sub-advisor) or by the Advisor (or sub-advisor) on 90 days written notice to the Trust.

The Sub-Advisors


Brandes Investment Partners, L.P. ("Brandes"), sub-advisor of the Large Cap Value Fund, is an independent investment advisory firm that was founded in 1974 as a sole proprietorship. The organizational structure was changed to a California corporation in August 1985, and to a California limited partnership in May 1996. Brandes first registered with the SEC in 1975 and as of June 30, 2002 has approximately $60 billion in assets under management.

Davis Selected Advisors ("Davis"), sub-advisor to the Large Cap Value Fund, Davis is an independent money management firm that specializes in Large Cap Value equities, catering to institutional and individual clients worldwide. With over $35 billion under management as of June 30, 2002, Davis applies its signature investment discipline of buying high-quality, growing businesses at value prices and holding them for the long-term. The firm looks for companies with sustainable growth rates selling at modest price multiples that have the potential to expand. This value-oriented approach to investing has been honed over 50 years and three generations of portfolio management.

TCW Investment Management Company ("TIMCO"), sub-advisor of the Large Cap Growth Fund and Small/Mid Cap Growth Fund, is a member of The TCW Group, Inc., a group of affiliated financial companies founded in 1971 and providing a broad range of international and U.S. equity and fixed income investment products and services. TIMCO is an indirect subsidiary of Societe Generale S.A. TIMCO is a registered as an investment adviser with the SEC and currently manages approximately $87.6 billion in assets as of December 31, 2001. Societe Generale Asset Management, S.A. may be deemed to be a control person of TCW by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group. Societe Generale Asset Management, S.A. is a wholly-owned subsidiary of Societe Generale S.A., the sixth largest bank in the euro zone.

Atlanta Capital Management Company, LLC ("Atlanta"), sub-advisor to the Large Cap Growth Fund, is an independent subsidiary of Eaton Vance Acquisitions, which is a wholly-owned subsidiary of Eaton Vance Corp. Atlanta Capital Management is a leading Atlanta-based investment firm specializing in managing domestic large cap growth portfolios, with approximately $7 billion in assets under management. Atlanta believes attractive investment returns are produced by investing in a diversified portfolio of high quality companies capable of sustaining superior rates of earnings growth. Atlanta is registered as an investment adviser with the SEC.


Cramer Rosenthal McGlynn, LLC ("CRM"), sub-advisor of the Small/Mid Cap Value Fund, is a Delaware limited liability company and through its predecessor, Cramer Rosenthal McGlynn, Inc., was founded in 1973. CRM offers separate account management for small/mid cap value equity, small cap value equity, mid cap value equity, and balanced portfolio management for both tax-exempt and taxable clients. CRM currently manages a variety of institutional portfolios for corporate pension funds, endowments and foundations, as well as private accounts for individuals, family trusts and estates. CRM has been registered with the SEC as an investment advisor since 1976.


Ariel Capital Management, Inc. ("Ariel"), sub-advisor of the Small/Mid Cap Value Fund, is a subchapter S corporation specializing in undervalued small- and medium-sized companies. Ariel is a registered investment advisor with approximately $7.5 billion in assets under management as of August 12, 2002 for individual as well as institutional clients.

William Blair & Co., LLC ("William Blair"), sub-advisor of the Small/Mid Cap Growth Fund, is a limited liability company providing a wide variety of investment banking, brokerage and related services, as well as providing investment management services to client discretionary accounts. William Blair is registered with the SEC as an investment advisor and has approximately $11.7 billion in assets under management as of June 30, 2002.

Lazard Asset Management ("Lazard"), a division of Lazard Freres & Co., LLC (Lazard Freres) is a sub-advisor of the International Equity Fund. Lazard provides a wide variety of investment banking, brokerage and related services. Lazard Freres and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $63.9 billion as of June 30, 2002. Lazard Asset Management is a SEC-registered investment advisor.

Lombard Odier International Portfolio Management Limited ("Lombard"), sub-advisor of the International Equity Fund, is one of the SEC-registered entities within the Lombard Odier Group responsible for managing North American clients. Lombard began managing institutional assets on a discretionary basis on April 16, 1979. The Lombard Odier Group manages institutional assets totaling over $61 billion as of December 31, 2001.

Lend Lease Rosen Real Estate Securities LLC ("Lend Lease Rosen"), sub-advisor of the Real Estate Securities Fund, is a limited liability company and an affiliate of Lend Lease Real Estate Investments, Inc. Lend Lease Rosen is a SEC-registered investment advisor and provides investment management services to client discretionary accounts with assets totaling approximately $1.6 billion as of August 12, 2002.

Weiss Peck & Greer, L.L.C. ("Weiss Peck"), sub-advisor on the Tax-Exempt Fixed Income Fund, is a limited liability company formed as an SEC-registered investment advisor in 1970 to manage individual accounts, and currently also provides mutual fund and institutional account management. In 1988, Weiss Peck was purchased by Robeco Group, a leading European asset management company, for which Weiss Peck currently serves as the primary United States affiliate. The Robeco Group is owned by Rabobank Group, the only commercial bank in the world rated triple-A by all four of the major rating agencies. Weiss Peck manages over $19.5 billion in assets as of March 31, 2002.


Distribution and Shareholder Servicing

--------------------------------------------------------------------------------

Distributor and Sub-Distributor

AssetMark Capital Corporation (the "Distributor"), an affiliate of the Advisors, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967 is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement"), between the Trust on behalf of the Funds, and the Distributor dated May 11, 2001. Quasar Distributors, LLC (the "Sub-Distributor), an affiliate of the Funds' accounting and administrative service provider, U.S. Bancorp Fund Services, LLC, is the sub-distributor for the Funds pursuant to a Sub-Distribution Agreement among the Trust, the Advisor and Quasar dated May 11, 2001. The Distribution and Sub-Distribution Agreements were re-approved by the Board, on May 9, 2002. The Distributor and Sub-Distributor are each registered broker-dealers and members of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of shares of the Funds, will use its best efforts to distribute the Funds' shares. For the period June 29, 2001 (commencement of operations) and fiscal year ended June 30, 2002, all distribution fees were paid by the Advisor.


Distribution Plan


The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board. The Plan authorizes payments by the Funds in connection with the distribution of Fund shares at an annual rate of 0.25% of each of the Fund's average daily net assets. Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of a Fund, as determined by the Board, and for the purpose of providing certain services to existing shareholders. Such activities typically include: advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of the Distributor associated with the sale of shares of the Funds including equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which a Fund may finance without the Plan, that Fund may also make payments to finance such activity outside of the Plan, and is not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to the Funds regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases each Fund's expenses from what they would otherwise be. A Fund may engage in joint distribution activities with other AssetMark Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated based on each Fund's net assets.


Rule 12b-1 requires that (i) the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are made; (ii) the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.


For the period June 29, 2001 (commencement of operations) through the fiscal year ended June 30, 2002, the following amounts were paid pursuant to the Distribution Plan:


  Expenses                                                       12b-1 Expenses Paid

                                Large      Large                                           Real                  Core
                                Cap        Cap         Small/Mid  Small/Mid  International Estate     Tax-Exempt Plus
                                Growth     Value       Cap        Cap        Equity        Securities Fixed      Fixed
                                Fund       Fund        Growth     Value      Fund          Fund       Income     Income
                                                       Fund       Fund                                Fund       Fund
  Advertising/Marketing        $ 0        $ 0         $ 0        $ 0        $ 0           $ 0        $ 0        $ 0
  Printing/Postage             $ 0        $ 0         $ 0        $ 0        $ 0           $ 0        $ 0        $ 0
  Payment to distributor       $ 0        $ 0         $ 0        $ 0        $ 0           $ 0        $ 0        $ 0
  Payment to dealers           $ 0        $ 0         $ 0        $ 0        $ 0           $ 0        $ 0        $ 0
  Compensation to dealers      $78,347    $80,828     $22,316    $22,375    $98,185       $22,268    $18,505    $72,158
  Other                        $ 0        $ 0         $ 0        $ 0        $ 0           $ 0        $ 0        $ 0
  Total                        $78,347    $80,828     $22,316    $22,375    $98,185       $22,268    $18,505    $72,158



With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no Independent Trustee of the Trust has or had a direct or indirect financial interest in the Plan or any related agreement.

Shareholder Servicing Agents

Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

Service Providers
--------------------------------------------------------------------------------

The Trust entered into a number of agreements whereby certain parties will provide various services to the Funds.

U.S. Bancorp Fund Services, LLC ("USBFS") will provide accounting and administrative services and shareholder servicing to the Funds as transfer agent and dividend disbursing agent. USBFS's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided under the Transfer Agent Servicing Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Funds, day-to-day administration of matters related to the existence of the Trust under state law (other than rendering investment advice), maintenance of its records, preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for "Blue Sky" purposes and assistance in the preparation of the Funds' registration statement under federal and state securities laws.

U.S., Bank, N.A., an affiliate of USBFS, is the custodian of the assets of the Funds (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of May 11, 2001 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust, USBFS also performs certain administrative, accounting and tax reporting functions for the Funds, including preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Funds' expense accruals, performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions.


       Fund:                                          Administration Fee Paid
       -----                                          -----------------------
       Large Cap Growth Fund                                  $17,108
       Large Cap Value Fund                                   $17,783
       Small/Mid Cap Growth Fund                              $16,382
       Small/Mid Cap Value Fund                               $16,377
       International Equity Fund                              $18,230
       Real Estate Securities Fund                            $16,369
       Tax-Exempt Fixed Income Fund                           $16,357
       Core Plus Fixed Income Fund                            $17,006



Anti-Money Laundering Program

--------------------------------------------------------------------------------


The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


Codes of Ethics

--------------------------------------------------------------------------------


The Trust, the Advisor, the Distributor and the sub-advisors have adopted Codes of Ethics that govern the conduct of employees of the Trust, Advisor, Distributor and sub-advisors who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Advisor or a sub-advisor for a Fund or other clients of the Advisor or sub-advisor; annual and quarterly reporting of personal securities holdings; and limitations and/or pre-clearance requirements on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

Valuation of Shares
--------------------------------------------------------------------------------


Shares of each Fund are sold on a continuous basis at the net asset value ("NAV") per share next computed following acceptance of an order by the Fund. Each Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined generally at 4:00 p.m. Eastern Time on each day the Fund is open. The Fund is generally open on the same days that the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An example of how the Fund calculated its total offering price per shares as of June 30, 2002 is as follows:


                                   Net Assets
                                --------------------------       =      Net Asset Value Per Share
                               Shares Outstanding
                                   $49,664,714
         Large Cap Growth Fund  --------------------------       =                $7.28
                                    6,818,947

                                   $53,317,327
         Large Cap Value Fund   --------------------------       =                $9.20
                                    5,793,083

                                   $12,917,171
    Small/Mid Cap Growth Fund   --------------------------       =                $7.20
                                    1,794,062

                                   $13,311,184
   Small/Mid Cap Value Fund     --------------------------       =               $10.15
                                    1,311,216

                                   $57,301,398
International Equity Fund       --------------------------       =                $8.96
                                    6,395,075

                                   $14,186,721
Real Estate Securities Fund     --------------------------       =               $11.18
                                    1,268,491

                                   $14,088,545
Tax-Exempt Fixed Income Fund    --------------------------       =               $10.46
                                    1,346,286

                                   $52,817,274
Core Plus Fixed Income Fund     --------------------------       =               $10.15
                                    5,205,964




Portfolio securities listed on a national or foreign securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the Fund is open for business ("Business Day")) or, if there is no such reported sale, at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Information about the market value of each portfolio security may be obtained by the Advisor from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

U.S. government and agency securities are valued at the mean between the most recent bid and asked prices. Other fixed-income securities that have a maturity of greater than 60 days are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which approximates market value and involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.


Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using procedures and methods determined by the Board of Trustees.


Purchase and Redemption of Shares

--------------------------------------------------------------------------------


The purchase and redemption price of shares is the NAV next calculated after receipt of an order in proper form. As described in the Funds' prospectus, financial institutions and intermediaries may purchase or redeem Fund shares on any day that the NYSE is open for business by placing orders with the Funds' Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems. Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of Fund shares may be made on any day the NYSE is open for business. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Distributor, and/or the Custodian are not open for business.

Portfolio Transactions
--------------------------------------------------------------------------------

Assets of a Fund are invested by the Advisor and the sub-advisor(s) in a manner consistent with the Fund's investment objectives, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time. Within this framework, the Advisor and sub-advisors are responsible for making all determinations as to the purchase and sale of portfolio securities for a Fund, and for taking all steps necessary to implement securities transactions on behalf of a Fund. When placing orders, the Advisor and sub-advisors will seek to obtain the best net results taking into account such factors as price (including applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved.

Consistent with their duty to obtain best execution, the Funds' Advisor and sub-advisors may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of shares of a Fund. The Funds have no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities, nor will the Funds purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

For securities traded in the over-the-counter markets, the Advisor or sub-advisor(s) deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Advisor or sub-advisor(s) negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Advisor or sub-advisor(s) generally seeks reasonably competitive commission rates, a Fund does not necessarily pay the lowest commissions available. The Board periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Advisor or sub-advisor(s). Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. In addition, for the Advisor, such research or services may include advice concerning the allocation of assets among sub-advisors and the suitability of sub-advisors. To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Advisor or sub-advisor, the Advisor or sub-advisor receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. Such research or services provided by a broker-dealer through whom the Advisor or a sub-advisor effects securities transactions for a Fund may be used by the Advisor or sub-advisor in servicing all of its accounts. In addition, the Advisor or sub-advisor may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The sub-advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor or sub-advisor. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.


The brokerage commissions paid by the Funds for the period June 29, 2001 (commencement of operations) through June 30, 2002 were as follows:


                                                Amount Paid to AssetMark Capital
     Fund:                                       Corporation (affiliated broker)          Total Brokerage Fee Paid
     -----                                       -------------------------------          ------------------------
     Large Cap Growth Fund                                     $0                                 $101,747
     Large Cap Value Fund                                      $0                                 $160,012
     Small/Mid Cap Growth Fund                                 $0                                 $25,220
     Small/Mid Cap Value Fund                                  $0                                 $50,778
     International Equity Fund                                 $0                                 $171,382
     Real Estate Securities Fund                               $0                                 $23,569
     Tax-Exempt Fixed Income Fund                              $0                                    $0
     Core Plus Fixed Income Fund                               $0                                    $0

For the period June 29, 2001 (commencement of operations) through June 30, 2002, the Funds paid the following fees for research services performed:

     Fund:                                   Fees paid for Soft Dollar Arrangements
     -----                                   --------------------------------------
     Large Cap Growth Fund                                   $22,276
     Large Cap Value Fund                                    $2,098
     Small/Mid Cap Growth Fund                               $5,519
     Small/Mid Cap Value Fund                                $2,697
     International Equity Fund                                 $0
     Real Estate Securities Fund                               $26
     Tax-Exempt Fixed Income Fund                              $0
     Core Plus Fixed Income Fund                               $0


PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. For the period June 29, 2001 (commencement of operations) through June 30, 2002, the Funds had the following portfolio turnover rates:

              Fund                                    Portfolio Turnover Rates

              Large Cap Growth Fund                               82.84%
              Large Cap Value Fund                                94.61%
              Small/Mid Cap Growth Fund                           51.57%
              Small/Mid Cap Value Fund                            84.19%
              International Equity Fund                           76.83%
              Real Estate Securities Fund                         68.04%
              Tax-Exempt Fixed Income Fund                        11.02%
              Core Plus Fixed Income Fund                         39.01%


Taxes
--------------------------------------------------------------------------------

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for the Tax-Exempt Fixed Income Fund and the Core Plus Fixed Income Fund.

Distributions of net investment income

Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of capital gain

A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions

Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis in shares of a Fund is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the amount and tax character of distributions

Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company

Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trustees reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements

To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares

Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different AssetMark Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.


By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


Redemptions at a loss within six months of purchase

Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash sales

All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

Redemptions and five-year gain

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of a Fund's shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket). If you are in the 28% or higher tax bracket, you may elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your shares as of January 2, 2001 and to restart your holding period in the shares on this date.

U.S. government securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations

If you are a corporate shareholder, a percentage of the dividends to be paid by certain Funds for the most recent fiscal year may qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in complex securities

A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Fund.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE TAX-EXEMPT FIXED INCOME FUND

The tax information described in section above applies to the Tax-Exempt Fixed Income Fund, except as noted in this section.

Exempt-interest dividends

By meeting certain requirements of the Code, the Tax-Exempt Fixed Income Fund will qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from taxable income

The Tax-Exempt Fixed Income Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax-Exempt Fixed Income Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Information on the amount and tax character of distributions

The Tax-Exempt Fixed Income Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Tax-Exempt Fixed Income Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Tax-Exempt Fixed Income Fund in December but paid in January are taxed to you as if paid in December.

Dividends-received deduction for corporations

Because the Tax-Exempt Fixed Income Fund 's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Treatment of private activity bond interest

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Tax-Exempt Fixed Income Fund.

Loss of status of securities as tax-exempt

Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Tax-Exempt Fixed Income Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL INFORMATION FOR THE CORE PLUS FIXED INCOME FUND

The Core Plus Fixed Income Fund invests primarily in shares of other investment companies (the "Underlying Funds"). The tax consequences of investment in the Core Plus Fixed Income Fund are generally the same as the consequences of investment in other Funds, other than the Tax-Exempt Fixed Income Fund, except as noted below.

Distributions of net investment income

The Core Plus Fixed Income Fund's income consists of primarily of dividends it receives from the Underlying Funds, less its estimated expenses. Any distributions by the Core Plus Fixed Income Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or additional shares.

Distributions of capital gain

An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from an Underlying Fund's net short-term capital gain will be taxable to the Core Plus Fixed Income Fund and, in turn, to you as ordinary income. Distributions from an Underlying Fund's net long-term capital gain will be taxable to the Core Plus Fixed Income Fund and, in turn, to you as long-term capital gain, regardless of how long you have held your shares in the Core Plus Fixed Income Fund. Capital gain will be distributed by the Core Plus Fixed Income Fund once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Core Plus Fixed Income Fund.

Distributions of five-year gain

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gains from an Underlying Fund's sale of securities held for more than five years and distributed to the Core Plus Fixed Income Fund and, in turn, to you are subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket).

Effect of foreign investments on distributions

Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Core Plus Fixed Income Fund as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Core Plus Fixed Income Fund. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to the Core Plus Fixed Income Fund and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Core Plus Fixed Income Fund. A return of capital generally is not taxable to the Core Plus Fixed Income Fund, but reduces Core Plus Fixed Income Fund's tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Core Plus Fixed Income Fund's tax basis is taxable to the Core Plus Fixed Income Fund as a capital gain.

Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to the Core Plus Fixed Income Fund and, in turn, to you. If more than 50% of such an Underlying Fund's total assets at the end of the fiscal year is invested in foreign securities, the Underlying Fund may elect to pass through to the Core Plus Fixed Income Fund and, in turn, to you your pro rata share of foreign taxes paid by the Underlying Fund. If this election is made, the year-end statement you receive from the Core Plus Fixed Income Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Core Plus Fixed Income Fund will provide you with the information necessary to complete your personal income tax return if an Underlying Fund makes this election.

U.S. government securities

The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Dividends paid by the Core Plus Fixed Income Fund may not be exempt from state and local taxes in certain states when the Core Plus Fixed Income Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

Investment in complex securities

An Underlying Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount and timing of income distributed by an Underlying Fund to the Core Plus Fixed Income Fund and, in turn, to you.

Performance Information
--------------------------------------------------------------------------------


Yield Calculations

     Yield is computed based on the net income of a Fund during a 30-day (or one-month) period, which will be identified in connection with the particular yield quotation. More specifically, the yield of shares is calculated by dividing the net investment income per share for that Fund (as described below) earned during a 30-day (or one-month) period by the net asset value per share for that Fund on the last day of the period and annualizing the result on a semiannual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. Net investment income per share earned during the period attributable to that class is based on the average daily number of shares of the class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that Fund minus expenses accrued for the period attributable to that Fund, net of reimbursements.

This calculation can be expressed as follows:

               YIELD =  2[(a-b/c-d + 1)6 - 1]
                           -------

        Where: a =     dividends and interest earned during the period.

               b =     expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

              d = Maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. A Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Interest earned on tax-exempt obligations of the AssetMark Tax-Exempt Fixed Income Fund that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security.

     Undeclared earned income may be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

     In addition, the AssetMark Tax-Exempt Fixed Income Fund may advertise a "tax-equivalent yield" which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of the Fund. This is done by increasing the yield of the series of shares (calculated as stated above) by the amount necessary to reflect the payment of federal income taxes at a stated rate. This is computed by: (a) dividing the portion of the Fund's yield for a particular series (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax. The "tax-equivalent" yield will always be higher than the yield of the Fund. The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal income tax and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields. The tax rate used is 39.6%, which is the highest marginal tax rate for individuals for 2002.


                                                                          Tax Equivalent Yield
                                             Yield for 1 month ended    for 1 month ended as of
Fund                                               as of 8-31-02                8-31-02
----                                               -------------                -------
AssetMark Tax-Exempt Fixed Income Fund                   2.24%                    3.71%


Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The average annual total return computed at the public offering price (net asset value) for the Fund for the period June 29, 2001 (commencement of operations) through the fiscal year ended June 30, 2002 was as follows*:

                                                                  1 Year

        Large Cap Growth Fund                                     -27.20%
        Large Cap Value Fund                                       -7.76%
        Small/Mid Cap Growth Fund                                 -28.00%
        Small/Mid Cap Value Fund                                   1.50%
        International Equity Fund                                 -10.40%
        Real Estate Securities Fund                                14.60%
        Tax-Exempt Fixed Income Fund                               6.47%
        Core Plus Fixed Income Fund                                6.03%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor or Sub-Advisor.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the period June 29, 2001 (commencement of operations) through the fiscal year ended June 30, 2002 was as follows:

                                                                   1 Year

        Large Cap Growth Fund                                     -27.20%
        Large Cap Value Fund                                       -7.85%
        Small/Mid Cap Growth Fund                                 -28.00%
        Small/Mid Cap Value Fund                                   1.50%
        International Equity Fund                                 -10.40%
        Real Estate Securities Fund                                13.50%
        Tax-Exempt Fixed Income Fund                               6.47%
        Core Plus Fixed Income Fund                                4.26%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor or Sub-Advisor.

     The average annual total return (after taxes on distributions and redemption) computed at the public offering price (net asset value) for the Fund for the period June 29, 2001 (commencement of operations) through the fiscal year ended June 30, 2002 was as follows:

                                                                   1 Year

        Large Cap Growth Fund                                     -16.70%
        Large Cap Value Fund                                       -4.76%
        Small/Mid Cap Growth Fund                                 -17.19%
        Small/Mid Cap Value Fund                                   0.92%
        International Equity Fund                                  -6.39%
        Real Estate Securities Fund                                8.87%
        Tax-Exempt Fixed Income Fund                               4.68%
        Core Plus Fixed Income Fund                                3.68%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through June 30, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Other Information

The Funds' performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

Comparison of Fund Performance

The performance of the Funds may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Funds may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o S&P MidCap 400 - The Standard & Poor's MidCap 400 Index is a widely recognized, unmanaged index of 400 medium-capitalization stocks.


o Russell Midcap(R) - The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


o Russell 1000(R) - The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

o Russell 1000 Value(R) - The Russell 1000 Value Index consists of those securities in the Russell 1000 with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price/earnings ratios, higher dividend yields, and lower forecasted growth values.

o Russell 2000(R) - The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

o Russell 2500 Value(R) - The Russell 2500 Value Index consists of stocks from the Russell 2500 Index with a less-than-average growth orientation. The stocks are also members of the Russell 1000 Value and Russell 2000 Value indexes.

o MS EAFE - The MSCI EAFE is an unmanaged index of over 1000 foreign common stock prices and includes the reinvestment of dividends.

o Lehman Brothers Aggregate Bond - the Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.


o Wilshire REIT - the Wilshire REIT Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose or healthcare REITs are included. The index is rebalanced monthly and reconstituted quarterly.

o Lehman Muni Bond Fund - the Lehman Muni Bond Fund index is a broad-based total return index comprising 8,000 investment grade, fixed-rate,and tax-exempt issues, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured, and pre-refunded bonds that are selected from issues larger than $50 million dated since January 1984.



Independent Auditors

--------------------------------------------------------------------------------


PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California, 94105-2119, serves as the Funds' independent auditors, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services.


Legal Counsel

--------------------------------------------------------------------------------


Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103 serves as the Funds' legal counsel.



Financial Statements
--------------------------------------------------------------------------------


The 2002 Annual Report for the Fund for the fiscal year ended June 30, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.


--------------------------

Appendix

Standard & Poor's ("S&P")
Corporate Bond Rating
Definitions

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Corporate Bond Rating Definitions

Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

Baa-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Investors Service, Inc. Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                                                  ASSETMARK FUNDS
                                                      PART C
                                                 OTHER INFORMATION


Item 23. EXHIBITS.

(a)  Declaration of Trust

     (1) Certificate of Trust dated as filed with the Secretary of State of Delaware on January 2, 2001 was previously filed with Registrant's Initial Registration on Form N-1A filed with the SEC on January 9, 2001 and is incorporated by reference.

     (2) Agreement and Declaration of Trust dated January 8, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(b) Bylaws dated January 8, 2001 were previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(c)  Instruments Defining Rights of Security Holders

     See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust previously filed with the Registrant's Initial Registration Statement on Form N-1A on April 12, 2001 and incorporated by reference.

     See also, Article II of the Registrant's Bylaws, previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(d)  Investment Advisory Agreements

     (1) Investment Advisory Agreement between Registrant and AssetMark Investment Services, Inc. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (2) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Brandes Investment Partners, L.P. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (3)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services, Inc. and Davis Selected Advisors - Filed herewith.

     (4) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and TCW Investment Management Company was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (5)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services, Inc. and Atlanta Capital Management Company, LLC - Filed herewith.

     (6) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Cramer Rosenthal McGlynn, LLC was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (7) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Ariel Capital Management, Inc. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (8) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and William Blair & Co., LLC was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (9) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lazard Asset Management was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (10) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lombard Odier International Portfolio Management was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (11) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Lend Lease Rosen Real Estate Securities, LLC was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (12) Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc. and Weiss Peck & Greer, L.L.C. was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(e)  Underwriting Agreements

     (1) Distribution Agreement between AssetMark Capital Corporation and Registrant - Filed herewith.

     (2) Sub-Distribution Agreement between AssetMark Capital Corporation and Quasar Distributors, LLC - Filed herewith.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreement between Registrant and U.S. Bank, N.A - Filed herewith.

(h)  Other Material Contracts

     (1) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (2) Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(i) Opinion and Consent of Counsel was previously filed with Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(j)  Other Opinions

     (1) Consent of Independent Public Accountants is filed herewith as Exhibit No. EX-99.j.

     (2) Power of Attorney dated March 29, 2001 was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Agreement   Relating  to  Initial   Capital  was   previously   filed  with
     Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

(m)  Rule 12b-1 Plan - Filed herewith.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1) Joint Code of Ethics for AssetMark Investment Services, Inc. and AssetMark Capital Corporation was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (2) Code of Ethics for Brandes Investment Partners, L.P. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3)  Code of Ethics for Davis Selected Advisors - Filed herewith.

     (4) Code of Ethics for TCW Investment Management Company was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (5) Code of Ethics for Atlanta Capital Management Company - Filed herewith.

     (6) Code of Ethics for Cramer Rosenthal McGlynn, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (7) Code of Ethics for Ariel Capital Management, Inc. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (8) Code of Ethics for William Blair & Co., LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (9) Code of Ethics for Lazard Asset Management was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
          Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (10) Code of Ethics for Lombard Odier International Portfolio Management was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (11) Code of Ethics for Lend Lease Rosen Real Estate Securities, LLC was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (12) Code of Ethics for Weiss Peck & Greer, L.L.C. was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (13) Code of Ethics for Registrant was previously filed with Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Article VII, Section 1 of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser, Principal Underwriter or placement agent of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. Nothing herein contained shall limit the liability of any agent from or against any liability to the Trust or any Shareholder to which such agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

     Other business, profession, vocation, or employment of a substantial nature in which each director, partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")

     The Advisor is the investment advisor to each of the Registrant's series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth Fund, AssetMark Small/Mid Cap Value Fund, AssetMark Small/Mid Cap Growth Fund, AssetMark International Equity Fund, AssetMark Real Estate Securities
Fund, AssetMark Tax-Exempt Fixed Income Fund, and AssetMark Core Plus Fixed Income Fund (the "Funds"). The principal business address of the Advisor is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, California, 94523-3967. The Advisor is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act").


Name and Position with AssetMark      Other Company/ Business/Employment          Position/Relationship
                                                                                  with other Company
Richard T. O'Toole, President         ACG Capital Corp.                           Vice President
                                      2300 Contra Costa Blvd., Suite 425
                                      Pleasant Hill, CA 94523

                                      ACG Realty Corp.                            Vice President & General
                                      2300 Contra Costa Blvd., Suite 425          Partner
                                      Pleasant Hill, CA 94523

Brian R. O'Toole, Secretary           ACG Capital Corp.                           Vice President
                                      2300 Contra Costa Blvd., Suite 425
                                      Pleasant Hill, CA 94523

                                      ACG Realty Corp.                            Vice President & General
                                      2300 Contra Costa Blvd., Suite 425          Partner
                                      Pleasant Hill, CA 94523

Richard E. Steiny, Treasurer          ACG Capital Corp.                           Vice President
                                      2300 Contra Costa Blvd., Suite 425
                                      Pleasant Hill, CA 94523

                                      ACG Realty Corp.                            Vice President & General
                                      2300 Contra Costa Blvd., Suite 425          Partner
                                      Pleasant Hill, CA 94523

Ronald D. Cordes, Senior Vice         ACG Capital Corp.                           President
President                             2300 Contra Costa Blvd., Suite 425
                                      Pleasant Hill, CA 94523

                                      ACG Management Corp.                        President
                                      2300 Contra Costa Blvd., Suite 425
                                      Pleasant Hill, CA 94523

James E. Minnick, Director            StoneRidge Investment Partners, LLC         Member, Board of Managing
                                      7 Great Valley Parkway, Suite 290           Members
                                      Malvern, PA 19355

                                      FITX Group Limited                          Director
                                      1 Park Road
                                      Hamilton HM 11
                                      Bermuda

                                      Philippe Investment Management, Inc.        Director
                                      The Chrysler Building
                                      405 Lexington Avenue
                                      New York, NY 10174

                                      Putnam Lovell Capital Partners, Inc.        President
                                      65 East 55th Street
                                      New York, NY 10022

                                      Putnam Lovell Group, Inc.                   Managing Director
                                      65 East 55th Street
                                      New York, NY 10022

                                      Morgan Grenfell Investment Trust            President, Trustee
                                      885 Third Avenue
                                      New York, NY 10022

                                      Morgan Grenfell SMALL Cap Fund, Inc.        President, Director & CEO
                                      885 Third Avenue
                                      New York, NY 10022

                                      Morgan Grenfell, Inc.                       President, Director &
                                      885 Third Avenue                            Chief Executive Officer
                                      New York, NY 10022

                                      Morgan Grenfell, Inc.                       President, Secretary,
                                      885 Third Avenue                            Treasurer & Director
                                      New York, NY 10022

                                      Morgan Grenfell Asset Management            Director
                                      London, England

Daniel B. Seivert, Director           None                                        None



Brandes Investment Partners, L.P. ("Brandes")

     Brandes is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Brandes is 11988 El Camino Real, Suite 500, San Diego, CA 92191-9048. Brandes is an investment advisor registered under the Advisers Act.

     No director, partner or principal officer of Brandes has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Davis Selected Advisors ("Davis")

     Davis is a subadvisor to the Registrant's Large Cap Value Fund. The principal business address of Davis is 2949 E. Elvira Road, Suite 101, Tucson, Arizona, 85706. Davis is an investment advisor registered under the Advisers Act. The business and other connections of Davis set forth in the Uniform Application for Investment Adviser Registration of Davis ("Form ADV") as filed with the SEC and incorporated by reference herein.

TCW Investment Management Company ("TCW")

     TCW is a subadvisor to the Registrant's Large Cap Growth and Small/Mid Cap Growth Funds. The principal business address of TCW is 865 South Figueroa St., Suite 1800, Los Angeles, CA 90017. TCW is an investment advisor registered under the Advisers Act. The business and other connections of TCW are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.


                                      Other Company/ Business/Employment         Position/Relationship with
Name and Position with TCW                                                       other Company
Christopher John Ainley, Managing     TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      Trust Company of the West ("TCW")          Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Mark Louis Attanasio, Group           TCW Asset Management Company               Group Managing Director
Managing Director                     865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Group Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                        Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW/Crescent Mezzanine, L.L.C              Director & Managing
                                      11100 Santa Monica Boulevard,              Director
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      Crescent MACH I G.P. Corporation           Sr. Vice President
Bonnie Niten Baha, Managing Director  TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Philip Alan Barach, Group Managing    TCW Advisor, Inc.                          Group Managing Director
Director                                                                         and Chief Investment
                                                                                 Officer

                                      TCW Asset Management Company               Group Managing Director
                                      865 South Figueroa St., Suite 1800         and Chief Investment
                                      Los Angeles, CA 90017                      Officer

                                      TCW                                        Group Managing Director
                                      865 South Figueroa St., Suite 1800         and Chief Investment
                                      Los Angeles, CA 90017                      Officer

Wendy Susan Barker, Senior Vice       TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Javier Weichers Baz, Managing         TCW Asset Management Company               Director and Managing
Director                              865 South Figueroa St., Suite 1800         Director
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW London International, Limited          Director, President and
                                      16 Charles II Street                       Chief Executive Officer
                                      London SW1Y4QU

                                      TCW/Latin America Partners, L.L.C.         Investment Committee
                                                                                 Member

Brian Michael Beitner, Managing       TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Susan B. Bergan, Managing Director    TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Robert David Beyer, Group Managing    TCW/Cresent Mezzanine, L.L.C.              Chairman of the Board
Director                              11100 Santa Monica Boulevard,
                                      Suite 2000

                                      Los Angeles, CA 90025
                                      TCW Asset Management Company               Director and Group
                                      865 South Figueroa St., Suite 1800         Managing Director
                                      Los Angeles, CA 90017

                                      TCW                                        Director and President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      Crescent MACH I G.P. Corporation           President and Chief
                                                                                 Executive Officer
Glenn Edward Bickerstaff, Managing    TCW Asset Management Company               Director and Managing
Director                              865 South Figueroa St., Suite 1800         Director
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Shannon M. Callan, Managing Director  TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nicholas John Capuano, Senior Vice    TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Jean-Marc Chapus, Managing Director   TCW/Crescent Mezzanine, L.L.C.             Director, President and
                                      11100 Santa Monica Boulevard,              Chief Executive Officer
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Timothy Patrick Costello, Managing    TCW/Crescent Mezzanine, L.L.C.             Managing Director
Director                              11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

Tyler Doniphan Davis, Senior Vice     TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Arnold August Egli, Senior Vice       TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Ernest Odin Ellison,                  TCW Asset Management Company               Chairman-Investment Policy
Chairman-Investment Policy Committee  865 South Figueroa St., Suite 1800         Committee
                                      Los Angeles, CA 90017

                                      TCW                                        Director, Vice Chairman
                                      865 South Figueroa St., Suite 1800         and Chairman-Investment
                                      Los Angeles, CA 90017                      Policy Committee

                                      The TCW Group, Inc.                        Director and Vice Chairman
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Asia Limited                           Chairman-Investment Policy
                                                                                 Committee
                                      TCW London International, Limited          Director and Vice Chairman
                                      16 Charles II Street
                                      London SW1Y4QU

                                      TCW Advisors, Inc.                         Investment Committee Member

Robert Ross Evans, Manging Director   TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Richard Calvin Farra, Senior Vice     TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Penelope Dyson Foley, Managing        TCW Asset Management Company               Director and Managing
Director                              865 South Figueroa St., Suite 1800         Director
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Americas Management, L.P.              Partner
Douglas Stephen Foreman, Group        TCW Asset Management Company               Director and Group
Managing Director                     865 South Figueroa St., Suite 1800         Managing Director
                                      Los Angeles, CA 90017

                                      TCW                                        Group Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Edward Carr Franks, Managing          TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Joseph John Galligan, Managing        TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nicola Francis Galluccio, Managing    TCW Asset Management Company               Director and Managing
Director                              865 South Figueroa St., Suite 1800         Director
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Mark Lazar Gold, Managing Director    TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017
                                      TCW Advisors, Inc.                         Managing Director

James Michael Goldberg, Managing      TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017
                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Jeffrey Edward Gundlach, Group        TCW Asset Management Company               Director and Group
Managing Director                     865 South Figueroa St., Suite 1800         Managing Director
                                      Los Angeles, CA 90017

                                      TCW                                        Director and Group
                                      865 South Figueroa St., Suite 1800         Managing Director
                                      Los Angeles, CA 90017

Robert Maxwell Hanisee, Managing      TCW Asset Management Company               Managing Director and
Director and Chief Investment         865 South Figueroa St., Suite 1800         Chief Investment
Officer-Private Client Services       Los Angeles, CA 90017                      Officer-Private Client
                                                                                 Services
                                      TCW                                        Managing Director and
                                      865 South Figueroa St., Suite 1800         Chief Investment
                                      Los Angeles, CA 90017                      Officer-Private Client
                                                                                 Services
Frederick Hamilton Horton, Managing   TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Kevin Alan Hunter, Managing Director  TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Charles Larsen, Managing Director     TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Thomas Duerson Lyon, Managing         TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Thomas Kaho McKissick, Managing       TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Michael Patrick Reilly, Managing      TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

John Crowley Rocchio, Managing        TCW/Crescent Mezzanine, L.L.C.             Managing Director
Director                              11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nathan Bradley Sandler, Managing      TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Darryl Louis Schall, Managing         TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Susan Suvall Schottenfeld, Senior     TCW Asset Management Company               Senior Vice President
Vice President                        865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017
William Charles Schubert, Managing    TCW Asset Management Company               Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017
                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Barr Zion Segal, Managing Director    TCW Asset Management Company               Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Mark Douglas Senkpeil, Senior Vice    TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

William Charles Sonneborn,            TCW Asset Management Company               Executive Vice President
Executive Vice President              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Executive Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                        Executive Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                         Executive Vice President
                                      TCW London International, Limited          Managing Director
                                      16 Charles II Street

                                      London SW1Y4QU
                                      TCW/Latin America Partners, L.L.C.         Managing Director
Komal S. Sri-Kumar, Managing          TCW Asset Management Company               Director and Managing
Director                              865 South Figueroa St., Suite 1800         Director
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Nicholas William Tell, Jr.,           TCW Asset Management Company               Director-Chairman and
Managing Director                     865 South Figueroa St., Suite 1800         President
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW/Crescent Mezzanine, L.L.C.             Managing Director
                                      11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      Crescent MACH I G.P. Corporation           Vice President
                                      Crescent Securities Corporation            Financial Principal

Melissa Vine Weiler, Managing         TCW                                        Managing Director
Director                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Gregory Whiteley, Senior Vice         TCW Asset Management Company               Senior Vice President
President                             865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                         Senior Vice President
Lisa Zeller, Senior Vice President    TCW Asset Management Company               Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Senior Vice President
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

Alvin Robert Albe, Jr., President     TCW Asset Management Company               Director and Executive
and Chief Executive Officer           865 South Figueroa St., Suite 1800         Vice President
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                        Director and Executive
                                      865 South Figueroa St., Suite 1800         Vice President
                                      Los Angeles, CA 90017

                                      TCW London International, Limited          Director and Executive
                                      16 Charles II Street                       Vice President
                                      London SW1Y4QU
                                      TCW Advisors, Inc.                         Director and Executive
                                                                                 Vice President
                                      TCW/Latin America Partners, L.L.C.         Director
                                      TCW Asia Limited                           Director
Michael Edward Cahill, Secretary      TCW Asset Management Company               Secretary
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                         Secretary
                                      TCW/Crescent Mezzanine, L.L.C.             Secretary
                                      11100 Santa Monica Boulevard,
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW/Latin America Partners, L.L.C.         Managing Director
                                      TCW London International, Limited          Director and Managing
                                      16 Charles II Street                       Director
                                      London SW1Y4QU

David Stephen DeVito, Managing        TCW Asset Management Company               Managing Director and
Director and Chief Financial Officer  865 South Figueroa St., Suite 1800         Chief Financial Officer
                                      Los Angeles, CA 90017

                                      TCW                                        Managing Director and
                                      865 South Figueroa St., Suite 1800         Chief Financial Officer
                                      Los Angeles, CA 90017
                                      The TCW Group, Inc.                        Managing Director and
                                      865 South Figueroa St., Suite 1800         Chief Financial Officer
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                         Managing Director and
                                                                                 Chief Financial Officer
                                      TCW/Crescent Mezzanine, L.L.C.             Managing Director and
                                      11100 Santa Monica Boulevard,              Chief Financial Officer
                                      Suite 2000
                                      Los Angeles, CA 90025

                                      TCW/Latin America Partners, L.L.C.         Chief Financial Officer
                                                                                 and Treasurer
                                      TCW London International, Limited          Managing Director and
                                      16 Charles II Street                       Chief Financial Officer
                                      London SW1Y4QU

Thomas Ernest Larkin, Jr., Vice       TCW Asset Management Company               Director and Vice Chairman
Chairman                              865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW                                        Director and Vice Chairman
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Group, Inc.                            Director and Vice Chairman
                                      865 South Figueroa St., Suite 1800
                                      Los Angeles, CA 90017

                                      TCW Adivsors, Inc.                         Director and Vice Chairman
Hilary Gilian Darcy Lord, Managing    TCW Asset Management Company               Managing Director and
Director and Chief Compliance         865 South Figueroa St., Suite 1800         Chief Compliance Officer
Officer                               Los Angeles, CA 90017

                                      TCW                                        Managing Director and
                                      865 South Figueroa St., Suite 1800         Chief Compliance Officer
                                      Los Angeles, CA 90017

                                      The TCW Group, Inc.                        Managing Director and
                                      865 South Figueroa St., Suite 1800         Chief Compliance Officer
                                      Los Angeles, CA 90017

                                      TCW Advisors, Inc.                         Managing Director and
                                                                                 Chief Compliance Officer

Atlanta Capital Management Company  ("Atlanta")

     Atlanta is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of Atlanta is 1349 West Peachtree Street, Atlanta, Georgia, 30309. Atlanta is an investment advisor registered under the Advisers Act. The business and other connections of Atlanta are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

Cramer Rosenthal McGlynn, LLC ("Cramer Rosenthal")

     Cramer Rosenthal is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal address of Cramer Rosenthal is 707 Westchester Ave., White Plains, NY 10604. Cramer Rosenthal is an investment advisor registered under the Advisers Act. The business and other connections of Cramer Rosenthal are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.


Name and Position with Cramer         Other Company/ Business/Employment         Position/Relationship with
Rosenthal                                                                        other Company
Jay Brian Abramson, Executive Vice    Cramer Rosenthal McGlynn, Inc.             Executive Vice President
President                             707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                          Executive Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                        Executive Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

Gerald Bertram Cramer, Chairman       Cramer Rosenthal McGlynn, Inc.             Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                          Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                        Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      Proxymed                                   Director
                                      2555 Davia Road, Suite 110
                                      Fort Lauderdale, FL  33317

                                      Tecnomatrix Technology                     Director
                                      16 Hagal im Avenue
                                      Herzliya, Israel, 46733

Fred Marden Filoon, Senior Vice       Cramer Rosenthal McGlynn, Inc.             Senior Vice President
President                             707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                          Senior Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                        Senior Vice President
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      Trudy Corp.                                Director
                                      353 Main Street
                                      Norwalk, CT 06851

Ronald Harward McGlynn, President &   Cramer Rosenthal McGlynn, Inc.             President & Chief
Chief Executive Officer               707 Westchester Ave.                       Executive Officer
                                      White Plains, NY 10604

                                      CRM Equities, LLC                          President & Chief
                                      707 Westchester Ave.                       Executive Officer
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                        President & Chief
                                      707 Westchester Ave.                       Executive Officer
                                      White Plains, NY 10604

Edward John Rosenthal, Vice Chairman  Cramer Rosenthal McGlynn, Inc.             Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Equities, LLC                          Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

                                      CRM Investors, Inc.                        Vice Chairman
                                      707 Westchester Ave.
                                      White Plains, NY 10604

Lena Khatcherian, Portfolio Manager   None                                       None

Ted Thomas Cecala, Chairman of the    None                                       None

Board and Chief Executive Officer
William R. Cline, Jr., Executive      None                                       None

Vice President
David Wade Jennings, Vice Chairman    None                                       None

Ariel Capital Management, Inc. ("Ariel")

         Ariel is a subadvisor to the Registrant's Small/Mid Cap Value Fund. The principal business address of Ariel is 200 East Randolph Drive, Suite 2900, Chicago, IL 60601. Ariel is an investment advisor registered under the Advisers Act. The business and other connections of Ariel are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.


                                      Other Company/ Business/Employment         Position/Relationship with
Name and Position with Ariel                                                     other Company
John Washington Rogers, Chairman      None                                       None
and Chief Executive Officer

Mellody Louise Hobson, President      None                                       None

Eric Taylor Mckissack, Senior Vice    None                                       None
President, Vice Chairman & Co-Chief
Investment Officer

James William Atkinson, Executive     None                                       None
Vice President & Chief Financial
and Administrative Officer

Merrillyn Jean Kosier, Senior Vice    None                                       None
President

Roger Paul Schmitt, Vice President,   None                                       None
Chief Information Officer

Peter Quentin Thompson, Senior Vice   None                                       None
President

Franklin Lyon Morton, Senior Vice     None                                       None
President, Director of Research

James Edward Bowman, Director         None                                       None

Henry B. Pearsall, Director           Pearsall et Pere                           Principal & Director
                                      140 W. Hubbard
                                      Chicago, IL 60622
Anna Maria Perez, Director            Chevron Corporation                        General Manager
                                      575 Market Street, Room 3144
                                      San Francisco, CA 94105

Robert Irving Solomon, Director       Ariba, Inc.                                Director of CPG/Retail
                                      6 East Scott Street, Unit 6                E-Commerce Solutions
                                      Chicago, IL 60610

Paula Wolff, Director                 The Metropolis 2020                        Senior Executive
                                      30 West Monroe, 18th Floor
                                      Chicago, IL 60603

David John Vitalie, Director          Chicago Board of Trade                     President & Chief
                                      141 West Jackson, 6th Floor                Executive Officer
                                      Chicago, IL 60604

William Blair & Company, LLC ("William Blair")

     William Blair is a subadvisor to the Registrant's Small/Mid Cap Growth Fund. The principal business address of William Blair is 222 West Adam Street, 13th Floor, Chicago, IL 60606. William Blair is an investment advisor registered under the Advisers Act. The business and other connections of William Blair are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

     No director, partner or principal officer of William Blair has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Lazard Asset Management ("Lazard")

     Lazard is a subadvisor to the Registrant's International Equity Fund. The principal business address of Lazard is 30 Rockefeller Plaza, New York, NY 10112-6300.

     Lazard is an investment advisor registered under the Advisers Act. The business and other connections of Lazard are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.


                                      Other Company/ Business/Employment         Position/Relationship with
Name and Position with Lazard                                                    other Company
Michel Alexandre Davidweill,          Please refer to Form ADV.                  Please refer to Form ADV.
Chairman

Norman Eig, Vice Chairman             Please refer to Form ADV.                  Please refer to Form ADV.

Steven Jeffrey Golub, Chief           Please refer to Form ADV.                  Please refer to Form ADV.
Financial Officer

Herbert Williams Gullquist, Vice      Please refer to Form ADV.                  Please refer to Form ADV.
Chairman

Donald Emil Klein, Chief Compliance   Please refer to Form ADV.                  Please refer to Form ADV.
Officer

Gerald Bruce Mazzari, Chief           Please refer to Form ADV.                  Please refer to Form ADV.
Operating Officer

Scott David Hoffman, CLO              Please refer to Form ADV.                  Please refer to Form ADV.


Lombard Odier International Portfolio Management Limited ("Lombard")

     Lombard is a subadvisor to the Registrant's International Equity Fund. The principal business address of Lombard is 12 East 49th Street, New York, NY 10017. Lombard is an investment advisor registered under the Advisers Act. The business and other connections of Lombard are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.

     No director, partner or principal officer of Lombard has at any time during the last two fiscal years engaged for his or her own account in any other business, profession, vocation, or employment of a substantial nature.

Lend Lease Rosen Real Estate Securities, LLC ("Lend Lease Rosen")

     Lend Lease Rosen is a subadvisor to the Registrant's Real Estate Securities Fund. The principal business address of Lend Lease Rosen is 1995 University Avenue, #550, Berkeley, CA, 94704. Lend Lease Rosen is an investment advisor registered under the Advisers Act. The business and other connections of TCW are set forth in the Form ADV as filed with the SEC and incorporated by reference herein.


Name and Position with                Other Company/ Business/Employment         Position/Relationship with
Lend Lease                                                                       other Company
Kenneth T. Rosen, Chief Executive     Rosen Financial Services, Inc.             President
Officer                               1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

                                      Rosen Consulting Group                     President
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

                                      University of California, Berkeley         Professor
                                      F602 Haas School #6105
                                      University of California, Berkeley
                                      Berkeley, CA 94720

                                      PMI Mortgage Insurance Co.                 Director
                                      601 Montgomery, Suite 1800
                                      San Francisco, CA 94111

                                      Avatar Holdings, Inc.                      Director
                                      201 Alhambra Circle, 12th Floor
                                      Coral Gables, FL 33134

                                      Golden West Financial Corporation          Director
                                      1901 Harrison Street
                                      Oakland, Ca 94612

Michael A. Torres, President          Manufactured Home Communities              Director
                                      2 North Riverside Plaza
                                      Chicago, IL 60606

                                      Lend Lease Funds                           Trustee
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

Susan Lloyd-Hurwitz, President        Rosen Consulting Group                     Chief Executive Officer
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

                                      Lend Lease Funds                           Chairman
                                      1995 University Avenue, Suite 550
                                      Berkeley, CA 94704

Jerrold Barag, Chief Investment       None                                       None
Officer

Jennifer N. Lyons, Vice President     None                                       None

Gregory L. Prophet, Vice President    None                                       None

Tanya Shaw Steinhofer, Vice           None                                       None
President

Weiss Peck & Greer, L.L.C. ("Weiss Peck")

     Weiss Peck is a subadvisor to the Registrant's Tax-Exempt Fixed Income Fund. The principal business address of Weiss Peck is One New York Plaza, 30th Floor, New York, NY 10004-1950. Weiss Peck is an investment advisor registered under the Advisers Act.

Name and Position with                Other Company/ Business/Employment         Position/Relationship with
Weiss Peck                                                                       other Company
Nassos Michas, President & Chief      New York Stock Exchange--International
Executive Officer                     Advisory Board
                                      11 Wall Street
                                      New York, NY 10005
Ronald Monroe Hoffner, Managing       None                                       None
Director & Chief Financial Officer

Item 27.  Principal Underwriter.

(a) AssetMark Capital Corporation, 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523-3967, the Distributor for shares of the Registrant, does not act as principal underwriter for any other fund.

(b) To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:


Name and Principal                    Position and Offices with            Positions and Offices with
Business Address                      AssetMark Capital Corporation        Registrant

------------------------------------- ------------------------------------ -------------------------------------
Ronald Dennis Cordes                  President                            President, Chairperson & Trustee
------------------------------------- ------------------------------------ -------------------------------------
------------------------------------- ------------------------------------ -------------------------------------
Brian Robert O'Toole                  Vice President                       None
------------------------------------- ------------------------------------ -------------------------------------
------------------------------------- ------------------------------------ -------------------------------------
Richard Thomas O'Toole                Vice President                       None
------------------------------------- ------------------------------------ -------------------------------------
------------------------------------- ------------------------------------ -------------------------------------
Richard Edward Steiny                 Secretary & Treasurer                None
------------------------------------- ------------------------------------ -------------------------------------


The address of each of the foregoing is 2300 Contra Costa Boulevard, Suite 425, Pleasant Hill, CA 94523.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in the following locations:

Records Relating to:                          Are located at:
-------------------                           ---------------
Registrant's Fund Accountant,                 U.S. Bancorp Fund Services, LLC
Administrator and  Transfer Agent             615 East Michigan Street
                                              Milwaukee, WI  53202

Registrant's Investment Advisor               AssetMark Investment Services, Inc.
                                              2300 Contra Costa Boulevard, Suite 425
                                              Pleasant Hill, CA 94523-3967

Registrant's Sub-Distributor                  Quasar Distributors, LLC
                                              615 East Michigan Street
                                              Milwaukee, WI  53202

Brandes Investment Partners, L.P.             Brandes Investment Partners, L.P.
                                              11988 El Camino Real, Suite 500
                                              P.O. Box 919048
Davis Selected Advisors                       Davis Selected Advisors
                                              2949 E. Elvira Road, Suite 101
                                              Tucson, Arizona 85706

TCW Investment Management Company             TCW Investment Management Company
                                              865 South Figueroa St., Suite 1800
                                              Los Angeles, CA 90017

Atlanta Capital Company, LLC                  Atlanta Capital Management Company , LLC
                                              1349 West Peachtree Street
                                              Atlanta, Georgia 30309

Cramer Rosenthal McGlynn, LLC                 Cramer Rosenthal McGlynn, LLC
                                              520 Madison Avenue, 32nd Floor
                                              New York, NY 10022

Ariel Capital Management, Inc.                Ariel Capital Management, Inc.
                                              200 East Randolph Drive, Suite 2900
                                              Chicago, IL 60601

William Blair & Co., LLC                      William Blair & Co., LLC
                                              222 West Adam Street, 13th Floor
                                              Chicago, IL 60606

Lazard Asset Management                       Lazard Asset Management
                                              30 Rockefeller Plaza
                                              New York, NY 10112-6300

Lombard Odier International                   Lombard Odier International
Portfolio Management Limited                  Portfolio Management Limited
                                              12 East 49th Street
                                              New York, NY 10017

Lend Lease Rosen Real Estate                  Lend Lease Rosen Real Estate Securities, LLC
Securities, LLC                               1995 University Avenue #550
                                              Berkeley, CA 94704

Weiss Peck & Greer Investments                Weiss Peck & Greer Investments
                                              One New York Plaza, 30th Floor
                                              New York, NY 10004-1950

Registrant's Custodian                        U.S. Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  54202

Registrant's Distributor                      AssetMark Capital Corporation
                                              2300 Contra Costa Boulevard, Suite 425
                                              Pleasant Hill, CA 94523-3967


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Pleasant Hill and the State of California on the 6th day of September, 2002.

                                        ASSETMARK FUNDS


                                        By:  /s/ Ronald Cordes
                                        -------------------------------
                                            Ronald D. Cordes
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on September 6, 2002 by the following persons in the capacities indicated.


Signature                               Title

/s/ Ronald D. Cordes                    President, Trustee and Chairperson
---------------------------
Ronald D. Cordes

/s/ Richard Steiny         *            Trustee
------------------------------------
Richard Steiny

/s/ William J. Klipp*                   Independent Trustee
---------------------------
William J. Klipp

/s/ Leonard H. Rossen*                  Independent Trustee
---------------------------
Leonard H. Rossen

/s/ R. Thomas DeBerry*                  Independent Trustee
---------------------------
R. Thomas DeBerry

/s/ John Whittaker*                     Vice President
---------------------------
John Whittaker

/s/ Carrie Hansen*                      Treasurer and Principal
---------------------------             Accounting Officer
Carrie Hansen

/s/ Teresa Escano*                      Secretary
---------------------------
Teresa Escano

* By /s/ Ronald D. Cordes
  -------------------------
        Ronald D. Cordes
        Attorney-in-Fact pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registration Statement on April 12, 2001, which is incorporated herein by reference.



EXHIBIT INDEX

                                                                                                      Exhibit
Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc., and Davis              EX-99.d.3.
Selected Advisors

Investment Sub-Advisory Agreement between AssetMark Investment Services, Inc., and Atlanta            EX-99.d.5.
Capital Management Company, LLC

Distribution Agreement between AssetMark Capital Corporation and Registrant                           EX-99.e.1.

Sub-Distribution Agreement between AssetMark Capital Corporation and Quasar                           EX-99e.2.
Distributors, LLC
                                                                                                      EX-99.g.
Custodian Agreement between Registrant and U.S. Bank, N.A.

Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC        EX-99.h.1.

Fund Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC        EX-99.h.2.

Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC            EX-99.h.3.

Consent of Independent Public Accountants                                                             EX-99.j

Rule 12b-1 Plan                                                                                       EX-99.m.

Code of Ethics for Davis Selected Advisor                                                             EX-99.p.3.

Code of Ethics for Atlanta Capital Management
                                                                                                      EX-99.p.5.
